Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
United States Treasury Note/Bond (Cost $4,325)		3.000%	2/15/49	3,994	4,348
Corporate Bonds (98.6%)
Finance (16.7%)
	Banking (8.7%)
	American Express Co.	4.050%	12/3/42	2,245	2,396
	Bank of America Corp.	6.110%	1/29/37	5,705	7,006
1	Bank of America Corp.	4.244%	4/24/38	4,925	5,127
	Bank of America Corp.	7.750%	5/14/38	4,043	5,747
1	Bank of America Corp.	4.078%	4/23/40	3,800	3,880
	Bank of America Corp.	5.875%	2/7/42	4,206	5,387
	Bank of America Corp.	5.000%	1/21/44	4,690	5,425
	Bank of America Corp.	4.875%	4/1/44	1,792	2,084
	Bank of America Corp.	4.750%	4/21/45	1,686	1,845
1	Bank of America Corp.	4.443%	1/20/48	4,195	4,472
1	Bank of America Corp.	3.946%	1/23/49	2,915	2,942
1	Bank of America Corp.	4.330%	3/15/50	7,100	7,476
	Bank of America NA	6.000%	10/15/36	3,657	4,694
	Bank of New York Mellon Corp.	3.300%	8/23/29	1,875	1,887
	Barclays plc	5.250%	8/17/45	3,230	3,370
	Barclays plc	4.950%	1/10/47	3,330	3,329
	Citigroup Inc.	6.625%	6/15/32	1,948	2,458
	Citigroup Inc.	5.875%	2/22/33	1,175	1,390
	Citigroup Inc.	6.000%	10/31/33	2,044	2,426
	Citigroup Inc.	6.125%	8/25/36	1,475	1,774
1	Citigroup Inc.	3.878%	1/24/39	2,580	2,544
	Citigroup Inc.	8.125%	7/15/39	4,897	7,604
	Citigroup Inc.	5.875%	1/30/42	2,837	3,628
	Citigroup Inc.	6.675%	9/13/43	2,390	3,188
	Citigroup Inc.	5.300%	5/6/44	2,329	2,734
	Citigroup Inc.	4.650%	7/30/45	2,534	2,784
	Citigroup Inc.	4.750%	5/18/46	5,354	5,727
1	Citigroup Inc.	4.281%	4/24/48	2,525	2,608
	Citigroup Inc.	4.650%	7/23/48	6,290	6,970
	Cooperatieve Rabobank UA	5.250%	5/24/41	2,720	3,382
	Cooperatieve Rabobank UA	5.750%	12/1/43	3,935	4,786
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,569	2,936
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	5,692	6,390
	Credit Suisse USA Inc.	7.125%	7/15/32	1,770	2,459
	Fifth Third Bancorp	8.250%	3/1/38	2,242	3,243
	First Republic Bank	4.375%	8/1/46	1,123	1,166
	First Republic Bank	4.625%	2/13/47	1,150	1,226
	First Union Capital II	7.950%	11/15/29	100	133
	Goldman Sachs Capital I	6.345%	2/15/34	2,572	3,173
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,786	2,174
	Goldman Sachs Group Inc.	6.750%	10/1/37	13,394	17,012
1	Goldman Sachs Group Inc.	4.017%	10/31/38	8,202	8,127
1	Goldman Sachs Group Inc.	4.411%	4/23/39	5,760	5,937
	Goldman Sachs Group Inc.	6.250%	2/1/41	4,727	6,092
	Goldman Sachs Group Inc.	4.800%	7/8/44	4,776	5,217

Goldman Sachs Group Inc.	5.150%	5/22/45	5,423	5,955
Goldman Sachs Group Inc.	4.750%	10/21/45	5,086	5,543
HSBC Bank USA NA	5.875%	11/1/34	3,195	4,029
HSBC Bank USA NA	5.625%	8/15/35	2,036	2,369
HSBC Bank USA NA	7.000%	1/15/39	1,935	2,644
HSBC Holdings plc	7.625%	5/17/32	1,058	1,429
HSBC Holdings plc	6.500%	5/2/36	5,008	6,211
HSBC Holdings plc	6.500%	9/15/37	6,050	7,562
HSBC Holdings plc	6.800%	6/1/38	3,880	5,051
HSBC Holdings plc	6.100%	1/14/42	1,478	1,958
HSBC Holdings plc	5.250%	3/14/44	4,992	5,538
JPMorgan Chase & Co.	8.750%	9/1/30	393	553
JPMorgan Chase & Co.	6.400%	5/15/38	7,270	9,656
1 JPMorgan Chase & Co.	3.882%	7/24/38	8,300	8,342
JPMorgan Chase & Co.	5.500%	10/15/40	2,731	3,362
JPMorgan Chase & Co.	5.600%	7/15/41	3,461	4,318
JPMorgan Chase & Co.	5.400%	1/6/42	3,075	3,776
JPMorgan Chase & Co.	5.625%	8/16/43	3,971	4,907
JPMorgan Chase & Co.	4.850%	2/1/44	3,205	3,676
JPMorgan Chase & Co.	4.950%	6/1/45	3,236	3,694
1 JPMorgan Chase & Co.	4.260%	2/22/48	4,895	5,155
1 JPMorgan Chase & Co.	4.032%	7/24/48	2,625	2,678
1 JPMorgan Chase & Co.	3.964%	11/15/48	8,625	8,681
1 JPMorgan Chase & Co.	3.897%	1/23/49	5,945	5,938
Lloyds Banking Group plc	5.300%	12/1/45	2,068	2,228
Lloyds Banking Group plc	4.344%	1/9/48	3,210	3,030
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,750	1,907
Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,950	2,089
Morgan Stanley	7.250%	4/1/32	3,375	4,608
1 Morgan Stanley	3.971%	7/22/38	4,792	4,803
1 Morgan Stanley	4.457%	4/22/39	4,338	4,568
Morgan Stanley	6.375%	7/24/42	5,976	7,994
Morgan Stanley	4.300%	1/27/45	6,642	6,952
Morgan Stanley	4.375%	1/22/47	2,913	3,096
Regions Bank	6.450%	6/26/37	770	964
Regions Financial Corp.	7.375%	12/10/37	921	1,253
Wachovia Corp.	7.500%	4/15/35	870	1,156
Wachovia Corp.	5.500%	8/1/35	1,858	2,170
Wachovia Corp.	6.550%	10/15/35	25	31
Wells Fargo & Co.	5.375%	2/7/35	2,457	2,948
Wells Fargo & Co.	5.375%	11/2/43	6,453	7,498
Wells Fargo & Co.	5.606%	1/15/44	6,187	7,366
Wells Fargo & Co.	4.650%	11/4/44	6,153	6,564
Wells Fargo & Co.	3.900%	5/1/45	3,725	3,787
Wells Fargo & Co.	4.900%	11/17/45	3,226	3,580
Wells Fargo & Co.	4.400%	6/14/46	3,596	3,717
Wells Fargo & Co.	4.750%	12/7/46	5,264	5,689
Wells Fargo Bank NA	5.950%	8/26/36	1,045	1,317
Wells Fargo Bank NA	5.850%	2/1/37	2,213	2,795
Wells Fargo Bank NA	6.600%	1/15/38	3,763	5,128
1 Wells Fargo Capital X	5.950%	12/1/86	1,650	1,898

Brokerage (0.5%)
Brookfield Finance Inc.	4.700%	9/20/47	2,163	2,207
CME Group Inc.	5.300%	9/15/43	1,686	2,114
CME Group Inc.	4.150%	6/15/48	1,890	2,060
Intercontinental Exchange Inc.	4.250%	9/21/48	2,335	2,515

Invesco Finance plc	5.375%	11/30/43	2,603	2,868
Jefferies Group LLC	6.250%	1/15/36	1,218	1,321
Jefferies Group LLC	6.500%	1/20/43	1,485	1,589
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	3,260	3,063
Legg Mason Inc.	5.625%	1/15/44	1,375	1,472
Raymond James Financial Inc.	4.950%	7/15/46	1,721	1,907

Finance Companies (0.6%)
GATX Corp.	5.200%	3/15/44	1,145	1,282
GATX Corp.	4.500%	3/30/45	195	192
GE Capital International Funding Co. Unlimited
Co.	4.418%	11/15/35	28,277	26,998

Insurance (6.1%)
ACE Capital Trust II	9.700%	4/1/30	502	699
Aetna Inc.	6.625%	6/15/36	1,620	1,975
Aetna Inc.	6.750%	12/15/37	1,061	1,304
Aetna Inc.	4.500%	5/15/42	1,472	1,407
Aetna Inc.	4.125%	11/15/42	1,033	935
Aetna Inc.	4.750%	3/15/44	785	780
Aetna Inc.	3.875%	8/15/47	2,305	1,995
Aflac Inc.	4.000%	10/15/46	738	753
Aflac Inc.	4.750%	1/15/49	1,475	1,679
Alleghany Corp.	4.900%	9/15/44	872	947
Allstate Corp.	5.350%	6/1/33	802	976
Allstate Corp.	5.550%	5/9/35	1,526	1,861
Allstate Corp.	5.950%	4/1/36	1,235	1,590
Allstate Corp.	4.500%	6/15/43	248	277
Allstate Corp.	4.200%	12/15/46	1,889	2,017
1 Allstate Corp.	6.500%	5/15/67	1,700	1,883
American Financial Group Inc.	4.500%	6/15/47	1,033	1,030
American International Group Inc.	3.875%	1/15/35	4,257	4,089
American International Group Inc.	4.700%	7/10/35	1,473	1,567
American International Group Inc.	6.250%	5/1/36	1,390	1,679
American International Group Inc.	4.500%	7/16/44	5,867	5,886
American International Group Inc.	4.800%	7/10/45	2,085	2,206
American International Group Inc.	4.750%	4/1/48	2,880	3,005
American International Group Inc.	4.375%	1/15/55	959	919
1 American International Group Inc.	8.175%	5/15/68	760	942
Anthem Inc.	5.950%	12/15/34	501	625
Anthem Inc.	5.850%	1/15/36	950	1,112
Anthem Inc.	6.375%	6/15/37	750	909
Anthem Inc.	4.625%	5/15/42	2,698	2,776
Anthem Inc.	4.650%	1/15/43	4,137	4,286
Anthem Inc.	5.100%	1/15/44	1,385	1,516
Anthem Inc.	4.650%	8/15/44	2,747	2,854
Anthem Inc.	4.375%	12/1/47	2,670	2,666
Anthem Inc.	4.550%	3/1/48	2,170	2,193
Aon Corp.	6.250%	9/30/40	1,520	1,925
Aon plc	4.600%	6/14/44	1,390	1,460
Aon plc	4.750%	5/15/45	1,574	1,689
Arch Capital Finance LLC	5.031%	12/15/46	1,088	1,258
Arch Capital Group Ltd.	7.350%	5/1/34	575	793
Arch Capital Group US Inc.	5.144%	11/1/43	1,423	1,668
Assurant Inc.	6.750%	2/15/34	874	1,031
AXA Equitable Holdings Inc.	5.000%	4/20/48	3,515	3,533

AXA SA	8.600%	12/15/30	2,768	3,848
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,633	3,352
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,074	3,369
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,108	2,310
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	6,065	6,484
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,750	5,105
Berkshire Hathaway Inc.	4.500%	2/11/43	1,816	2,025
Brighthouse Financial Inc.	4.700%	6/22/47	2,880	2,293
Chubb Corp.	6.000%	5/11/37	2,156	2,838
Chubb Corp.	6.500%	5/15/38	1,368	1,909
Chubb INA Holdings Inc.	6.700%	5/15/36	680	947
Chubb INA Holdings Inc.	4.150%	3/13/43	1,162	1,259
Chubb INA Holdings Inc.	4.350%	11/3/45	3,864	4,339
Cigna Holding Co.	5.375%	2/15/42	650	720
Cigna Holding Co.	3.875%	10/15/47	2,545	2,196
Cincinnati Financial Corp.	6.125%	11/1/34	669	838
Enstar Group Ltd.	4.950%	6/1/29	1,250	1,247
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	703	745
Hartford Financial Services Group Inc.	5.950%	10/15/36	1,079	1,338
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,076	1,354
Hartford Financial Services Group Inc.	4.300%	4/15/43	1,188	1,254
Hartford Financial Services Group Inc.	4.400%	3/15/48	1,225	1,286
Humana Inc.	4.625%	12/1/42	974	990
Humana Inc.	4.950%	10/1/44	2,543	2,640
Humana Inc.	4.800%	3/15/47	1,365	1,409
Lincoln National Corp.	6.150%	4/7/36	714	887
Lincoln National Corp.	6.300%	10/9/37	2,563	3,276
Lincoln National Corp.	7.000%	6/15/40	558	761
Lincoln National Corp.	4.350%	3/1/48	1,100	1,136
Loews Corp.	6.000%	2/1/35	698	871
Loews Corp.	4.125%	5/15/43	1,411	1,458
Manulife Financial Corp.	5.375%	3/4/46	2,330	2,879
Markel Corp.	5.000%	4/5/46	925	968
Markel Corp.	4.300%	11/1/47	850	807
Markel Corp.	5.000%	5/20/49	700	721
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	903	1,117
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,200	2,480
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	808	842
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	810	834
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,865	3,218
MetLife Inc.	6.500%	12/15/32	1,809	2,416
MetLife Inc.	6.375%	6/15/34	1,675	2,237
MetLife Inc.	5.700%	6/15/35	2,830	3,557
MetLife Inc.	5.875%	2/6/41	1,829	2,335
MetLife Inc.	4.125%	8/13/42	2,278	2,376
MetLife Inc.	4.875%	11/13/43	3,115	3,590
MetLife Inc.	4.721%	12/15/44	1,597	1,797
MetLife Inc.	4.050%	3/1/45	2,315	2,376
MetLife Inc.	4.600%	5/13/46	1,249	1,398
1 MetLife Inc.	6.400%	12/15/66	3,677	4,054
1 MetLife Inc.	10.750%	8/1/69	523	814
1 Nationwide Financial Services Inc.	6.750%	5/15/87	743	811
Principal Financial Group Inc.	6.050%	10/15/36	350	433
Principal Financial Group Inc.	4.625%	9/15/42	665	708
Principal Financial Group Inc.	4.350%	5/15/43	1,033	1,085
Principal Financial Group Inc.	4.300%	11/15/46	1,160	1,203
Progressive Corp.	6.625%	3/1/29	1	1

Progressive Corp.	6.250%	12/1/32	1,740	2,281
Progressive Corp.	4.350%	4/25/44	700	765
Progressive Corp.	3.700%	1/26/45	150	152
Progressive Corp.	4.125%	4/15/47	2,551	2,717
Progressive Corp.	4.200%	3/15/48	1,740	1,901
Prudential Financial Inc.	5.750%	7/15/33	1,076	1,312
Prudential Financial Inc.	5.700%	12/14/36	1,194	1,480
Prudential Financial Inc.	6.625%	12/1/37	763	1,033
Prudential Financial Inc.	6.625%	6/21/40	685	919
Prudential Financial Inc.	6.200%	11/15/40	620	772
Prudential Financial Inc.	5.100%	8/15/43	516	581
Prudential Financial Inc.	4.600%	5/15/44	651	717
Prudential Financial Inc.	3.905%	12/7/47	2,580	2,577
Prudential Financial Inc.	4.418%	3/27/48	750	809
Prudential Financial Inc.	3.935%	12/7/49	4,351	4,376
Prudential Financial Inc.	4.350%	2/25/50	3,025	3,255
Selective Insurance Group Inc.	5.375%	3/1/49	680	733
Sompo International Holdings Ltd.	7.000%	7/15/34	695	886
Transatlantic Holdings Inc.	8.000%	11/30/39	636	897
Travelers Cos. Inc.	6.750%	6/20/36	1,310	1,839
Travelers Cos. Inc.	6.250%	6/15/37	2,095	2,813
Travelers Cos. Inc.	5.350%	11/1/40	1,463	1,817
Travelers Cos. Inc.	4.600%	8/1/43	1,363	1,556
Travelers Cos. Inc.	4.300%	8/25/45	863	955
Travelers Cos. Inc.	3.750%	5/15/46	1,338	1,363
Travelers Cos. Inc.	4.000%	5/30/47	626	656
Travelers Cos. Inc.	4.050%	3/7/48	1,075	1,143
Travelers Cos. Inc.	4.100%	3/4/49	2,175	2,310
Travelers Property Casualty Corp.	6.375%	3/15/33	820	1,096
UnitedHealth Group Inc.	4.625%	7/15/35	3,571	3,930
UnitedHealth Group Inc.	5.800%	3/15/36	2,102	2,600
UnitedHealth Group Inc.	6.500%	6/15/37	1,640	2,172
UnitedHealth Group Inc.	6.625%	11/15/37	975	1,312
UnitedHealth Group Inc.	6.875%	2/15/38	2,966	4,128
UnitedHealth Group Inc.	5.700%	10/15/40	564	706
UnitedHealth Group Inc.	5.950%	2/15/41	693	891
UnitedHealth Group Inc.	4.625%	11/15/41	748	827
UnitedHealth Group Inc.	4.375%	3/15/42	673	723
UnitedHealth Group Inc.	3.950%	10/15/42	2,443	2,497
UnitedHealth Group Inc.	4.250%	3/15/43	1,803	1,902
UnitedHealth Group Inc.	4.750%	7/15/45	5,432	6,153
UnitedHealth Group Inc.	4.200%	1/15/47	1,435	1,513
UnitedHealth Group Inc.	4.250%	4/15/47	1,840	1,964
UnitedHealth Group Inc.	3.750%	10/15/47	2,305	2,268
UnitedHealth Group Inc.	4.250%	6/15/48	4,465	4,760
UnitedHealth Group Inc.	4.450%	12/15/48	2,353	2,595
Unum Group	5.750%	8/15/42	1,500	1,710
Voya Financial Inc.	5.700%	7/15/43	906	1,095
Voya Financial Inc.	4.800%	6/15/46	707	761
Willis North America Inc.	5.050%	9/15/48	900	968
WR Berkley Corp.	4.750%	8/1/44	659	703
XLIT Ltd.	5.250%	12/15/43	772	928
XLIT Ltd.	5.500%	3/31/45	990	1,152

Real Estate Investment Trusts (0.8%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	539	583
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,675	1,830

Alexandria Real Estate Equities Inc.	4.850%	4/15/49	900	1,002
AvalonBay Communities Inc.	3.300%	6/1/29	1,000	1,025
AvalonBay Communities Inc.	3.900%	10/15/46	1,910	1,958
AvalonBay Communities Inc.	4.150%	7/1/47	428	455
ERP Operating LP	4.500%	7/1/44	1,852	2,041
ERP Operating LP	4.500%	6/1/45	633	708
ERP Operating LP	4.000%	8/1/47	513	534
Essex Portfolio LP	4.500%	3/15/48	1,555	1,651
Federal Realty Investment Trust	4.500%	12/1/44	1,873	2,043
HCP Inc.	6.750%	2/1/41	809	1,059
Hospitality Properties Trust	4.375%	2/15/30	925	900
Kilroy Realty LP	4.250%	8/15/29	700	730
Kimco Realty Corp.	4.250%	4/1/45	1,452	1,422
Kimco Realty Corp.	4.125%	12/1/46	538	519
Kimco Realty Corp.	4.450%	9/1/47	1,445	1,461
Life Storage LP	4.000%	6/15/29	800	805
National Retail Properties Inc.	4.800%	10/15/48	650	705
Prologis LP	4.375%	9/15/48	840	936
Realty Income Corp.	4.650%	3/15/47	1,468	1,656
Regency Centers LP	4.400%	2/1/47	900	944
Regency Centers LP	4.650%	3/15/49	800	879
Simon Property Group LP	6.750%	2/1/40	1,581	2,193
Simon Property Group LP	4.750%	3/15/42	1,205	1,384
Simon Property Group LP	4.250%	10/1/44	788	842
Simon Property Group LP	4.250%	11/30/46	1,586	1,709
Ventas Realty LP	5.700%	9/30/43	594	698
Ventas Realty LP	4.375%	2/1/45	618	615
Ventas Realty LP	4.875%	4/15/49	725	795
Welltower Inc.	6.500%	3/15/41	1,424	1,799
Welltower Inc.	4.950%	9/1/48	890	968
				761,158
Industrial (69.9%)
Basic Industry (4.2%)
Albemarle Corp.	5.450%	12/1/44	753	805
ArcelorMittal	7.000%	10/15/39	2,275	2,582
ArcelorMittal	6.750%	3/1/41	500	557
Barrick Gold Corp.	6.450%	10/15/35	244	291
Barrick Gold Corp.	5.250%	4/1/42	710	765
Barrick North America Finance LLC	5.700%	5/30/41	2,766	3,154
Barrick North America Finance LLC	5.750%	5/1/43	3,467	4,046
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,937	2,229
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,360	2,505
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	6,165	7,352
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,000	1,020
Dow Chemical Co.	7.375%	11/1/29	3,523	4,494
Dow Chemical Co.	4.250%	10/1/34	1,858	1,863
Dow Chemical Co.	9.400%	5/15/39	1,659	2,605
Dow Chemical Co.	5.250%	11/15/41	2,495	2,647
Dow Chemical Co.	4.375%	11/15/42	4,409	4,169
Dow Chemical Co.	4.625%	10/1/44	470	465
2 Dow Chemical Co.	5.550%	11/30/48	1,620	1,816
2 Dow Chemical Co.	4.800%	5/15/49	1,900	1,908
DuPont de Nemours Inc.	5.319%	11/15/38	5,290	6,021
DuPont de Nemours Inc.	5.419%	11/15/48	4,680	5,285
Eastman Chemical Co.	4.800%	9/1/42	1,404	1,425
Eastman Chemical Co.	4.650%	10/15/44	2,198	2,152
Ecolab Inc.	5.500%	12/8/41	1,413	1,779

Ecolab Inc.	3.950%	12/1/47	1,375	1,437
Georgia-Pacific LLC	7.250%	6/1/28	366	473
Georgia-Pacific LLC	7.750%	11/15/29	889	1,235
Georgia-Pacific LLC	8.875%	5/15/31	953	1,462
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,035	1,017
International Flavors & Fragrances Inc.	5.000%	9/26/48	1,850	1,983
International Paper Co.	5.000%	9/15/35	1,666	1,771
International Paper Co.	7.300%	11/15/39	1,859	2,396
International Paper Co.	6.000%	11/15/41	1,455	1,649
International Paper Co.	4.800%	6/15/44	2,118	2,164
International Paper Co.	5.150%	5/15/46	1,865	1,934
International Paper Co.	4.400%	8/15/47	2,984	2,769
International Paper Co.	4.350%	8/15/48	2,500	2,316
Lubrizol Corp.	6.500%	10/1/34	658	887
LYB International Finance BV	5.250%	7/15/43	1,725	1,799
LYB International Finance BV	4.875%	3/15/44	2,500	2,483
LyondellBasell Industries NV	4.625%	2/26/55	2,744	2,542
Meadwestvaco Corp.	7.950%	2/15/31	458	611
Methanex Corp.	5.650%	12/1/44	789	771
Mosaic Co.	5.450%	11/15/33	1,283	1,419
Mosaic Co.	4.875%	11/15/41	555	549
Mosaic Co.	5.625%	11/15/43	2,091	2,231
2 Newmont Goldcorp Corp.	5.450%	6/9/44	1,008	1,147
Newmont Goldcorp Corp.	5.875%	4/1/35	1,362	1,557
Newmont Goldcorp Corp.	6.250%	10/1/39	2,370	2,864
Newmont Goldcorp Corp.	4.875%	3/15/42	2,145	2,230
Nucor Corp.	6.400%	12/1/37	1,478	1,936
Nucor Corp.	5.200%	8/1/43	995	1,167
Nucor Corp.	4.400%	5/1/48	2,055	2,160
Nutrien Ltd.	4.125%	3/15/35	1,158	1,108
Nutrien Ltd.	7.125%	5/23/36	380	468
Nutrien Ltd.	5.875%	12/1/36	1,086	1,280
Nutrien Ltd.	5.625%	12/1/40	610	684
Nutrien Ltd.	6.125%	1/15/41	1,446	1,701
Nutrien Ltd.	4.900%	6/1/43	1,148	1,180
Nutrien Ltd.	5.250%	1/15/45	838	898
Nutrien Ltd.	5.000%	4/1/49	2,525	2,624
Praxair Inc.	3.550%	11/7/42	1,528	1,521
Rio Tinto Alcan Inc.	7.250%	3/15/31	943	1,270
Rio Tinto Alcan Inc.	6.125%	12/15/33	844	1,097
Rio Tinto Alcan Inc.	5.750%	6/1/35	970	1,182
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,312	2,779
Rio Tinto Finance USA plc	4.750%	3/22/42	1,891	2,169
Rio Tinto Finance USA plc	4.125%	8/21/42	2,474	2,638
Rohm & Haas Co.	7.850%	7/15/29	1,190	1,552
RPM International Inc.	5.250%	6/1/45	393	416
RPM International Inc.	4.250%	1/15/48	1,180	1,039
Sherwin-Williams Co.	4.000%	12/15/42	674	639
Sherwin-Williams Co.	4.550%	8/1/45	713	705
Sherwin-Williams Co.	4.500%	6/1/47	3,575	3,529
Southern Copper Corp.	7.500%	7/27/35	3,261	4,106
Southern Copper Corp.	6.750%	4/16/40	3,245	3,894
Southern Copper Corp.	5.250%	11/8/42	2,115	2,202
Southern Copper Corp.	5.875%	4/23/45	3,425	3,773
2 Suzano Austria GmbH	5.000%	1/15/30	1,600	1,564
Teck Resources Ltd.	6.125%	10/1/35	1,500	1,614
Teck Resources Ltd.	6.000%	8/15/40	400	410

Teck Resources Ltd.	6.250%	7/15/41	3,825	3,992
Teck Resources Ltd.	5.200%	3/1/42	550	527
Teck Resources Ltd.	5.400%	2/1/43	650	639
Vale Canada Ltd.	7.200%	9/15/32	560	608
Vale Overseas Ltd.	8.250%	1/17/34	2,708	3,358
Vale Overseas Ltd.	6.875%	11/21/36	4,798	5,386
Vale Overseas Ltd.	6.875%	11/10/39	3,122	3,508
Vale SA	5.625%	9/11/42	1,790	1,790
Westlake Chemical Corp.	5.000%	8/15/46	1,826	1,797
Westlake Chemical Corp.	4.375%	11/15/47	1,085	965
Westrock MWV LLC	8.200%	1/15/30	1,126	1,518
Weyerhaeuser Co.	4.000%	11/15/29	2,500	2,616
Weyerhaeuser Co.	7.375%	3/15/32	2,652	3,616
Weyerhaeuser Co.	6.875%	12/15/33	325	419
WRKCO Inc.	4.200%	6/1/32	1,700	1,726

Capital Goods (5.1%)
3M Co.	5.700%	3/15/37	500	648
3M Co.	3.875%	6/15/44	840	865
3M Co.	3.125%	9/19/46	2,548	2,310
3M Co.	3.625%	10/15/47	2,247	2,243
3M Co.	4.000%	9/14/48	2,810	2,931
3 ABB Finance USA Inc.	4.375%	5/8/42	1,869	2,093
Boeing Co.	6.125%	2/15/33	961	1,252
Boeing Co.	3.600%	5/1/34	2,125	2,162
Boeing Co.	6.625%	2/15/38	748	1,030
Boeing Co.	3.550%	3/1/38	645	634
Boeing Co.	3.500%	3/1/39	1,440	1,396
Boeing Co.	6.875%	3/15/39	1,260	1,810
Boeing Co.	5.875%	2/15/40	1,021	1,314
Boeing Co.	3.375%	6/15/46	803	773
Boeing Co.	3.650%	3/1/47	760	748
Boeing Co.	3.625%	3/1/48	1,150	1,118
Boeing Co.	3.850%	11/1/48	920	924
Boeing Co.	3.900%	5/1/49	1,500	1,516
Boeing Co.	3.825%	3/1/59	1,200	1,213
Caterpillar Inc.	5.300%	9/15/35	453	552
Caterpillar Inc.	6.050%	8/15/36	1,233	1,624
Caterpillar Inc.	5.200%	5/27/41	2,174	2,688
Caterpillar Inc.	3.803%	8/15/42	4,449	4,595
Caterpillar Inc.	4.300%	5/15/44	1,095	1,232
Caterpillar Inc.	4.750%	5/15/64	1,329	1,541
Crane Co.	4.200%	3/15/48	875	851
Deere & Co.	5.375%	10/16/29	1,682	2,021
Deere & Co.	7.125%	3/3/31	403	556
Deere & Co.	3.900%	6/9/42	3,227	3,400
Dover Corp.	5.375%	10/15/35	600	697
Dover Corp.	6.600%	3/15/38	125	162
Dover Corp.	5.375%	3/1/41	676	786
Eaton Corp.	4.000%	11/2/32	2,118	2,292
Eaton Corp.	4.150%	11/2/42	2,650	2,742
Eaton Corp.	3.915%	9/15/47	973	994
Emerson Electric Co.	5.250%	11/15/39	235	287
Fortive Corp.	4.300%	6/15/46	1,298	1,287
General Dynamics Corp.	3.600%	11/15/42	1,082	1,109
General Electric Co.	6.750%	3/15/32	7,414	8,910
General Electric Co.	6.150%	8/7/37	2,794	3,156

General Electric Co.	5.875%	1/14/38	8,009	8,812
General Electric Co.	6.875%	1/10/39	4,507	5,464
General Electric Co.	4.125%	10/9/42	4,652	4,158
General Electric Co.	4.500%	3/11/44	4,750	4,479
Harris Corp.	4.854%	4/27/35	974	1,087
Harris Corp.	6.150%	12/15/40	948	1,200
Harris Corp.	5.054%	4/27/45	1,048	1,197
Honeywell International Inc.	5.700%	3/15/36	1,013	1,292
Honeywell International Inc.	5.700%	3/15/37	1,603	2,067
Honeywell International Inc.	5.375%	3/1/41	616	784
Honeywell International Inc.	3.812%	11/21/47	1,250	1,295
Illinois Tool Works Inc.	4.875%	9/15/41	1,996	2,394
Illinois Tool Works Inc.	3.900%	9/1/42	3,016	3,224
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,078	1,325
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	875	891
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	878	930
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	1,150	1,213
Johnson Controls International plc	6.000%	1/15/36	695	823
Johnson Controls International plc	4.625%	7/2/44	1,705	1,735
Johnson Controls International plc	5.125%	9/14/45	97	106
Johnson Controls International plc	4.500%	2/15/47	1,906	1,881
Johnson Controls International plc	4.950%	7/2/64	896	875
Lafarge SA	7.125%	7/15/36	1,200	1,471
Lockheed Martin Corp.	3.600%	3/1/35	2,053	2,075
Lockheed Martin Corp.	4.500%	5/15/36	1,481	1,635
Lockheed Martin Corp.	6.150%	9/1/36	815	1,063
Lockheed Martin Corp.	5.720%	6/1/40	929	1,174
Lockheed Martin Corp.	4.850%	9/15/41	830	940
Lockheed Martin Corp.	4.070%	12/15/42	4,060	4,260
Lockheed Martin Corp.	3.800%	3/1/45	1,867	1,866
Lockheed Martin Corp.	4.700%	5/15/46	3,440	3,977
Lockheed Martin Corp.	4.090%	9/15/52	3,038	3,184
Martin Marietta Materials Inc.	4.250%	12/15/47	1,595	1,451
Masco Corp.	7.750%	8/1/29	140	175
Masco Corp.	6.500%	8/15/32	140	163
Masco Corp.	4.500%	5/15/47	753	694
Northrop Grumman Corp.	7.750%	2/15/31	1,046	1,468
Northrop Grumman Corp.	5.050%	11/15/40	1,321	1,508
Northrop Grumman Corp.	4.750%	6/1/43	2,575	2,882
Northrop Grumman Corp.	3.850%	4/15/45	1,239	1,226
Northrop Grumman Corp.	4.030%	10/15/47	4,265	4,288
Owens Corning	7.000%	12/1/36	738	848
Owens Corning	4.300%	7/15/47	1,568	1,312
Owens Corning	4.400%	1/30/48	1,168	997
Parker-Hannifin Corp.	4.200%	11/21/34	1,178	1,260
Parker-Hannifin Corp.	6.250%	5/15/38	895	1,170
Parker-Hannifin Corp.	4.450%	11/21/44	1,477	1,611
Parker-Hannifin Corp.	4.100%	3/1/47	1,245	1,289
Precision Castparts Corp.	3.900%	1/15/43	1,112	1,152
Precision Castparts Corp.	4.375%	6/15/45	1,793	1,991
Raytheon Co.	4.875%	10/15/40	1,208	1,459
Raytheon Co.	4.700%	12/15/41	923	1,100
Raytheon Co.	4.200%	12/15/44	553	623
Republic Services Inc.	6.200%	3/1/40	875	1,134
Republic Services Inc.	5.700%	5/15/41	640	805
Rockwell Automation Inc.	4.200%	3/1/49	1,425	1,555
Rockwell Collins Inc.	4.800%	12/15/43	1,038	1,133

Rockwell Collins Inc.	4.350%	4/15/47	2,225	2,289
Snap-on Inc.	4.100%	3/1/48	835	881
Sonoco Products Co.	5.750%	11/1/40	1,443	1,646
Stanley Black & Decker Inc.	5.200%	9/1/40	790	934
Stanley Black & Decker Inc.	4.850%	11/15/48	1,425	1,672
Textron Inc.	3.900%	9/17/29	1,118	1,148
United Technologies Corp.	7.500%	9/15/29	1,275	1,696
United Technologies Corp.	5.400%	5/1/35	1,328	1,551
United Technologies Corp.	6.050%	6/1/36	1,528	1,889
United Technologies Corp.	6.125%	7/15/38	2,049	2,578
United Technologies Corp.	4.450%	11/16/38	3,395	3,642
United Technologies Corp.	5.700%	4/15/40	2,249	2,736
United Technologies Corp.	4.500%	6/1/42	8,530	9,016
United Technologies Corp.	4.150%	5/15/45	2,599	2,616
United Technologies Corp.	3.750%	11/1/46	2,825	2,703
United Technologies Corp.	4.050%	5/4/47	1,250	1,267
United Technologies Corp.	4.625%	11/16/48	3,955	4,309
Valmont Industries Inc.	5.000%	10/1/44	900	881
Valmont Industries Inc.	5.250%	10/1/54	904	875
Vulcan Materials Co.	4.500%	6/15/47	2,333	2,200
Vulcan Materials Co.	4.700%	3/1/48	465	457
Waste Management Inc.	3.450%	6/15/29	2,525	2,590
Waste Management Inc.	3.900%	3/1/35	1,774	1,828
Waste Management Inc.	4.000%	7/15/39	1,250	1,304
Waste Management Inc.	4.100%	3/1/45	1,471	1,541
Waste Management Inc.	4.150%	7/15/49	2,500	2,631
WW Grainger Inc.	4.600%	6/15/45	2,206	2,425
WW Grainger Inc.	3.750%	5/15/46	588	574
WW Grainger Inc.	4.200%	5/15/47	1,470	1,519
Xylem Inc.	4.375%	11/1/46	784	818

Communication (14.4%)
Activision Blizzard Inc.	4.500%	6/15/47	1,275	1,296
America Movil SAB de CV	6.375%	3/1/35	2,264	2,847
America Movil SAB de CV	6.125%	11/15/37	800	997
America Movil SAB de CV	6.125%	3/30/40	5,400	6,849
America Movil SAB de CV	4.375%	7/16/42	2,850	2,965
America Movil SAB de CV	4.375%	4/22/49	3,500	3,598
AT&T Corp.	8.750%	11/15/31	822	1,128
AT&T Inc.	4.300%	2/15/30	8,050	8,317
AT&T Inc.	4.500%	5/15/35	7,370	7,410
AT&T Inc.	5.250%	3/1/37	8,297	8,912
AT&T Inc.	4.900%	8/15/37	5,317	5,504
AT&T Inc.	6.500%	9/1/37	350	427
AT&T Inc.	6.300%	1/15/38	25	30
AT&T Inc.	6.550%	2/15/39	250	303
AT&T Inc.	4.850%	3/1/39	4,050	4,142
AT&T Inc.	6.350%	3/15/40	1,113	1,321
AT&T Inc.	6.000%	8/15/40	3,341	3,821
AT&T Inc.	5.350%	9/1/40	6,205	6,671
AT&T Inc.	6.375%	3/1/41	3,130	3,751
AT&T Inc.	5.550%	8/15/41	2,469	2,730
AT&T Inc.	5.150%	3/15/42	3,014	3,184
AT&T Inc.	4.300%	12/15/42	4,674	4,440
AT&T Inc.	4.800%	6/15/44	6,858	6,866
AT&T Inc.	4.350%	6/15/45	8,121	7,671
AT&T Inc.	4.750%	5/15/46	7,644	7,618

AT&T Inc.	5.150%	11/15/46	5,291	5,512
AT&T Inc.	5.650%	2/15/47	1,100	1,238
AT&T Inc.	5.450%	3/1/47	6,984	7,678
AT&T Inc.	4.500%	3/9/48	8,940	8,601
AT&T Inc.	4.550%	3/9/49	7,897	7,631
AT&T Inc.	5.150%	2/15/50	4,780	5,014
AT&T Inc.	5.700%	3/1/57	3,150	3,521
AT&T Inc.	5.300%	8/15/58	1,975	2,097
Bell Canada Inc.	4.464%	4/1/48	3,350	3,607
British Telecommunications plc	9.625%	12/15/30	6,065	8,805
CBS Corp.	4.200%	6/1/29	1,404	1,432
CBS Corp.	7.875%	7/30/30	1,409	1,858
CBS Corp.	5.500%	5/15/33	1,531	1,724
CBS Corp.	5.900%	10/15/40	827	941
CBS Corp.	4.850%	7/1/42	1,493	1,522
CBS Corp.	4.900%	8/15/44	1,127	1,145
CBS Corp.	4.600%	1/15/45	1,205	1,180
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.384%	10/23/35	5,135	5,756
Charter Communications Operating LLC / Charter
Communications Operating Capital	5.375%	4/1/38	1,810	1,852
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.484%	10/23/45	8,943	10,080
Charter Communications Operating LLC / Charter
Communications Operating Capital	5.375%	5/1/47	6,155	6,148
Charter Communications Operating LLC / Charter
Communications Operating Capital	5.750%	4/1/48	6,425	6,769
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.834%	10/23/55	1,580	1,847
Comcast Corp.	4.250%	10/15/30	5,655	6,096
Comcast Corp.	4.250%	1/15/33	5,333	5,741
Comcast Corp.	7.050%	3/15/33	2,345	3,190
Comcast Corp.	4.200%	8/15/34	2,699	2,885
Comcast Corp.	5.650%	6/15/35	1,460	1,762
Comcast Corp.	4.400%	8/15/35	1,933	2,079
Comcast Corp.	6.500%	11/15/35	2,338	3,073
Comcast Corp.	3.200%	7/15/36	1,416	1,321
Comcast Corp.	6.450%	3/15/37	1,880	2,467
Comcast Corp.	6.950%	8/15/37	1,042	1,441
Comcast Corp.	3.900%	3/1/38	4,395	4,446
Comcast Corp.	6.400%	5/15/38	1,418	1,853
Comcast Corp.	4.600%	10/15/38	8,334	9,131
Comcast Corp.	6.550%	7/1/39	325	423
Comcast Corp.	6.400%	3/1/40	1,410	1,831
Comcast Corp.	4.650%	7/15/42	2,709	2,950
Comcast Corp.	4.500%	1/15/43	1,916	2,040
Comcast Corp.	4.750%	3/1/44	2,871	3,158
Comcast Corp.	4.600%	8/15/45	3,286	3,547
Comcast Corp.	3.400%	7/15/46	3,886	3,533
Comcast Corp.	4.000%	8/15/47	550	545
Comcast Corp.	3.969%	11/1/47	6,425	6,357
Comcast Corp.	4.000%	3/1/48	1,099	1,099
Comcast Corp.	4.700%	10/15/48	9,751	10,865
Comcast Corp.	3.999%	11/1/49	6,668	6,618
Comcast Corp.	4.049%	11/1/52	3,465	3,463
Comcast Corp.	4.950%	10/15/58	6,430	7,393
Crown Castle International Corp.	4.750%	5/15/47	1,119	1,156

Crown Castle International Corp.	5.200%	2/15/49	1,570	1,717
Deutsche Telekom International Finance BV	8.750%	6/15/30	10,114	14,191
Discovery Communications LLC	5.000%	9/20/37	3,563	3,549
Discovery Communications LLC	6.350%	6/1/40	2,395	2,704
Discovery Communications LLC	4.950%	5/15/42	2,509	2,438
Discovery Communications LLC	4.875%	4/1/43	1,390	1,330
Discovery Communications LLC	5.200%	9/20/47	4,265	4,246
Discovery Communications LLC	5.300%	5/15/49	500	506
2 Fox Corp.	5.476%	1/25/39	3,300	3,764
2 Fox Corp.	5.576%	1/25/49	4,535	5,288
Grupo Televisa SAB	8.500%	3/11/32	640	843
Grupo Televisa SAB	6.625%	1/15/40	1,418	1,673
Grupo Televisa SAB	5.000%	5/13/45	2,633	2,572
Grupo Televisa SAB	6.125%	1/31/46	2,825	3,216
Grupo Televisa SAB	5.250%	5/24/49	1,500	1,493
Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,790	1,893
Koninklijke KPN NV	8.375%	10/1/30	2,226	2,857
Moody's Corp.	5.250%	7/15/44	1,355	1,569
Moody's Corp.	4.875%	12/17/48	600	673
NBCUniversal Media LLC	6.400%	4/30/40	1,650	2,148
NBCUniversal Media LLC	5.950%	4/1/41	2,495	3,118
NBCUniversal Media LLC	4.450%	1/15/43	2,367	2,498
New Cingular Wireless Services Inc.	8.750%	3/1/31	375	516
Orange SA	9.000%	3/1/31	6,685	9,907
Orange SA	5.375%	1/13/42	2,342	2,725
Orange SA	5.500%	2/6/44	1,644	1,958
Rogers Communications Inc.	7.500%	8/15/38	745	1,055
Rogers Communications Inc.	4.500%	3/15/43	2,126	2,287
Rogers Communications Inc.	5.450%	10/1/43	1,636	1,939
Rogers Communications Inc.	5.000%	3/15/44	2,550	2,874
Rogers Communications Inc.	4.300%	2/15/48	1,425	1,492
Rogers Communications Inc.	4.350%	5/1/49	3,000	3,115
S&P Global Inc.	6.550%	11/15/37	1,154	1,555
S&P Global Inc.	4.500%	5/15/48	1,225	1,362
Telefonica Emisiones SAU	5.213%	3/8/47	6,836	7,033
Telefonica Emisiones SAU	7.045%	6/20/36	4,043	5,025
Telefonica Emisiones SAU	4.665%	3/6/38	2,750	2,704
Telefonica Emisiones SAU	4.895%	3/6/48	3,000	2,942
Telefonica Emisiones SAU	5.520%	3/1/49	3,154	3,359
Telefonica Europe BV	8.250%	9/15/30	3,000	4,085
TELUS Corp.	4.600%	11/16/48	1,849	1,997
TELUS Corp.	4.300%	6/15/49	1,000	1,024
Thomson Reuters Corp.	5.500%	8/15/35	1,250	1,370
Thomson Reuters Corp.	5.850%	4/15/40	792	913
Thomson Reuters Corp.	5.650%	11/23/43	877	979
Time Warner Cable LLC	6.550%	5/1/37	2,303	2,537
Time Warner Cable LLC	7.300%	7/1/38	4,130	4,817
Time Warner Cable LLC	6.750%	6/15/39	5,441	6,040
Time Warner Cable LLC	5.875%	11/15/40	2,473	2,552
Time Warner Cable LLC	5.500%	9/1/41	2,964	2,967
Time Warner Cable LLC	4.500%	9/15/42	3,455	3,074
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,328	3,031
2 Verizon Communications Inc.	4.016%	12/3/29	10,865	11,445
Verizon Communications Inc.	4.500%	8/10/33	9,521	10,282
Verizon Communications Inc.	6.400%	9/15/33	1,110	1,411
Verizon Communications Inc.	4.400%	11/1/34	8,127	8,646
Verizon Communications Inc.	5.850%	9/15/35	400	485

Verizon Communications Inc.	4.272%	1/15/36	8,362	8,623
Verizon Communications Inc.	5.250%	3/16/37	6,490	7,406
Verizon Communications Inc.	4.812%	3/15/39	4,825	5,300
Verizon Communications Inc.	4.750%	11/1/41	1,470	1,588
Verizon Communications Inc.	3.850%	11/1/42	3,611	3,496
Verizon Communications Inc.	6.550%	9/15/43	1,700	2,302
Verizon Communications Inc.	4.125%	8/15/46	3,900	3,908
Verizon Communications Inc.	4.862%	8/21/46	11,120	12,264
Verizon Communications Inc.	5.500%	3/16/47	1,140	1,377
Verizon Communications Inc.	4.522%	9/15/48	11,169	11,806
Verizon Communications Inc.	5.012%	4/15/49	10,669	12,032
Verizon Communications Inc.	5.012%	8/21/54	5,000	5,611
Verizon Communications Inc.	4.672%	3/15/55	8,949	9,584
Viacom Inc.	6.875%	4/30/36	2,585	3,109
Viacom Inc.	4.375%	3/15/43	4,170	3,872
Viacom Inc.	5.850%	9/1/43	3,665	4,089
Vodafone Group plc	7.875%	2/15/30	1,518	1,991
Vodafone Group plc	6.250%	11/30/32	779	927
Vodafone Group plc	6.150%	2/27/37	4,820	5,627
Vodafone Group plc	5.000%	5/30/38	3,245	3,324
Vodafone Group plc	4.375%	2/19/43	3,555	3,322
Vodafone Group plc	5.250%	5/30/48	6,850	7,119
Walt Disney Co.	7.000%	3/1/32	1,780	2,500
2 Walt Disney Co.	6.550%	3/15/33	676	910
2 Walt Disney Co.	6.200%	12/15/34	2,425	3,206
2 Walt Disney Co.	6.400%	12/15/35	2,922	3,943
2 Walt Disney Co.	6.150%	3/1/37	4,187	5,534
2 Walt Disney Co.	6.900%	8/15/39	2,145	3,096
2 Walt Disney Co.	6.150%	2/15/41	3,863	5,239
Walt Disney Co.	4.375%	8/16/41	991	1,114
Walt Disney Co.	4.125%	12/1/41	1,458	1,570
Walt Disney Co.	3.700%	12/1/42	3,815	3,930
2 Walt Disney Co.	5.400%	10/1/43	2,336	2,941
Walt Disney Co.	4.125%	6/1/44	99	108
2 Walt Disney Co.	4.750%	9/15/44	3,035	3,548
2 Walt Disney Co.	4.950%	10/15/45	800	977
2 Walt Disney Co.	7.750%	12/1/45	545	884
Walt Disney Co.	3.000%	7/30/46	980	888
2 Walt Disney Co.	4.750%	11/15/46	725	858
Warner Media LLC	3.800%	2/15/27	750	762
Warner Media LLC	7.625%	4/15/31	2,710	3,650
Warner Media LLC	6.200%	3/15/40	900	1,060
Warner Media LLC	6.100%	7/15/40	500	596
Warner Media LLC	5.375%	10/15/41	2,570	2,815
Warner Media LLC	4.900%	6/15/42	3,308	3,433
Warner Media LLC	5.350%	12/15/43	1,869	2,021
Warner Media LLC	4.650%	6/1/44	856	856

Consumer Cyclical (6.1%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	1,316	1,407
Alibaba Group Holding Ltd.	4.000%	12/6/37	3,360	3,324
Alibaba Group Holding Ltd.	4.200%	12/6/47	3,640	3,639
Alibaba Group Holding Ltd.	4.400%	12/6/57	2,050	2,095
Amazon.com Inc.	4.800%	12/5/34	4,997	5,908
Amazon.com Inc.	3.875%	8/22/37	6,465	6,906
Amazon.com Inc.	4.950%	12/5/44	1,964	2,402
Amazon.com Inc.	4.050%	8/22/47	8,695	9,432

Amazon.com Inc.	4.250%	8/22/57	6,085	6,671
Aptiv plc	4.400%	10/1/46	655	609
Aptiv plc	5.400%	3/15/49	950	991
BorgWarner Inc.	4.375%	3/15/45	1,158	1,144
Cummins Inc.	7.125%	3/1/28	325	413
Cummins Inc.	4.875%	10/1/43	838	985
Daimler Finance North America LLC	8.500%	1/18/31	3,161	4,638
Darden Restaurants Inc.	4.550%	2/15/48	700	688
eBay Inc.	4.000%	7/15/42	1,487	1,330
Ford Motor Co.	7.450%	7/16/31	4,925	5,567
Ford Motor Co.	4.750%	1/15/43	4,124	3,391
Ford Motor Co.	7.400%	11/1/46	1,003	1,092
Ford Motor Co.	5.291%	12/8/46	3,475	3,039
General Motors Co.	5.000%	4/1/35	1,916	1,792
General Motors Co.	6.600%	4/1/36	3,682	3,858
General Motors Co.	5.150%	4/1/38	3,630	3,353
General Motors Co.	6.250%	10/2/43	3,722	3,734
General Motors Co.	5.200%	4/1/45	2,298	2,081
General Motors Co.	6.750%	4/1/46	1,620	1,719
General Motors Co.	5.400%	4/1/48	1,703	1,584
General Motors Co.	5.950%	4/1/49	2,265	2,228
Harley-Davidson Inc.	4.625%	7/28/45	1,063	1,018
Home Depot Inc.	5.875%	12/16/36	7,901	10,221
Home Depot Inc.	5.400%	9/15/40	1,430	1,779
Home Depot Inc.	5.950%	4/1/41	3,385	4,435
Home Depot Inc.	4.200%	4/1/43	3,101	3,345
Home Depot Inc.	4.875%	2/15/44	1,873	2,176
Home Depot Inc.	4.400%	3/15/45	2,478	2,768
Home Depot Inc.	4.250%	4/1/46	3,880	4,194
Home Depot Inc.	3.900%	6/15/47	695	713
Home Depot Inc.	4.500%	12/6/48	3,825	4,291
Home Depot Inc.	3.500%	9/15/56	2,513	2,363
Kohl's Corp.	5.550%	7/17/45	1,035	1,046
Lear Corp.	5.250%	5/15/49	875	829
Lowe's Cos. Inc.	4.650%	4/15/42	2,255	2,328
Lowe's Cos. Inc.	4.250%	9/15/44	1,193	1,157
Lowe's Cos. Inc.	4.375%	9/15/45	1,631	1,622
Lowe's Cos. Inc.	3.700%	4/15/46	3,098	2,793
Lowe's Cos. Inc.	4.050%	5/3/47	4,338	4,087
Lowe's Cos. Inc.	4.550%	4/5/49	3,800	3,879
Macy's Retail Holdings Inc.	4.500%	12/15/34	780	678
Mastercard Inc.	2.950%	6/1/29	2,500	2,526
Mastercard Inc.	3.800%	11/21/46	1,259	1,315
Mastercard Inc.	3.950%	2/26/48	1,590	1,700
Mastercard Inc.	3.650%	6/1/49	2,600	2,627
McDonald's Corp.	4.700%	12/9/35	1,915	2,083
McDonald's Corp.	6.300%	10/15/37	1,930	2,442
McDonald's Corp.	6.300%	3/1/38	2,405	3,037
McDonald's Corp.	5.700%	2/1/39	930	1,096
McDonald's Corp.	3.700%	2/15/42	1,502	1,409
McDonald's Corp.	3.625%	5/1/43	1,303	1,196
McDonald's Corp.	4.600%	5/26/45	639	673
McDonald's Corp.	4.875%	12/9/45	5,769	6,366
McDonald's Corp.	4.450%	3/1/47	1,956	2,025
McDonald's Corp.	4.450%	9/1/48	2,870	3,009
NIKE Inc.	3.625%	5/1/43	1,183	1,218
NIKE Inc.	3.875%	11/1/45	3,416	3,589

NIKE Inc.	3.375%	11/1/46	1,240	1,198
Nordstrom Inc.	5.000%	1/15/44	2,400	2,126
QVC Inc.	5.450%	8/15/34	910	897
QVC Inc.	5.950%	3/15/43	105	101
Starbucks Corp.	3.550%	8/15/29	2,600	2,643
Starbucks Corp.	4.300%	6/15/45	1,990	1,983
Starbucks Corp.	3.750%	12/1/47	1,265	1,159
Starbucks Corp.	4.500%	11/15/48	2,075	2,164
Starbucks Corp.	4.450%	8/15/49	1,500	1,541
Target Corp.	6.350%	11/1/32	844	1,126
Target Corp.	6.500%	10/15/37	907	1,245
Target Corp.	7.000%	1/15/38	1,550	2,226
Target Corp.	4.000%	7/1/42	4,542	4,689
Target Corp.	3.625%	4/15/46	2,935	2,840
Target Corp.	3.900%	11/15/47	2,179	2,231
VF Corp.	6.450%	11/1/37	820	1,086
Visa Inc.	4.150%	12/14/35	4,223	4,670
Visa Inc.	4.300%	12/14/45	8,532	9,682
Visa Inc.	3.650%	9/15/47	2,070	2,130
Walgreen Co.	4.400%	9/15/42	1,185	1,099
Walgreens Boots Alliance Inc.	4.500%	11/18/34	961	973
Walgreens Boots Alliance Inc.	4.800%	11/18/44	3,686	3,533
Walgreens Boots Alliance Inc.	4.650%	6/1/46	970	916
Walmart Inc.	3.250%	7/8/29	3,000	3,097
Walmart Inc.	7.550%	2/15/30	793	1,122
Walmart Inc.	5.250%	9/1/35	4,580	5,692
Walmart Inc.	6.200%	4/15/38	3,485	4,785
Walmart Inc.	3.950%	6/28/38	5,866	6,284
Walmart Inc.	5.625%	4/1/40	1,687	2,187
Walmart Inc.	4.875%	7/8/40	875	1,052
Walmart Inc.	5.000%	10/25/40	1,283	1,549
Walmart Inc.	5.625%	4/15/41	2,931	3,871
Walmart Inc.	4.000%	4/11/43	2,036	2,176
Walmart Inc.	4.300%	4/22/44	1,290	1,437
Walmart Inc.	3.625%	12/15/47	2,738	2,795
Walmart Inc.	4.050%	6/29/48	8,424	9,163
Western Union Co.	6.200%	11/17/36	1,197	1,272

Consumer Noncyclical (18.5%)
Abbott Laboratories	4.750%	11/30/36	4,768	5,405
Abbott Laboratories	6.150%	11/30/37	364	471
Abbott Laboratories	6.000%	4/1/39	1,014	1,316
Abbott Laboratories	5.300%	5/27/40	2,393	2,904
Abbott Laboratories	4.750%	4/15/43	1,678	1,889
Abbott Laboratories	4.900%	11/30/46	8,940	10,389
AbbVie Inc.	4.500%	5/14/35	6,480	6,470
AbbVie Inc.	4.300%	5/14/36	2,683	2,623
AbbVie Inc.	4.400%	11/6/42	6,502	6,144
AbbVie Inc.	4.700%	5/14/45	8,142	7,929
AbbVie Inc.	4.450%	5/14/46	6,341	6,005
AbbVie Inc.	4.875%	11/14/48	2,044	2,049
Advocate Health & Hospitals Corp.	4.272%	8/15/48	875	968
AHS Hospital Corp.	5.024%	7/1/45	763	944
Allergan Finance LLC	4.625%	10/1/42	2,275	2,248
Allergan Funding SCS	4.550%	3/15/35	4,795	4,655
Allergan Funding SCS	4.850%	6/15/44	2,631	2,563
Allergan Funding SCS	4.750%	3/15/45	1,390	1,341

Allina Health System	3.887%	4/15/49	900	937
Altria Group Inc.	5.800%	2/14/39	5,620	6,082
Altria Group Inc.	4.250%	8/9/42	2,341	2,092
Altria Group Inc.	4.500%	5/2/43	2,610	2,377
Altria Group Inc.	5.375%	1/31/44	4,101	4,186
Altria Group Inc.	3.875%	9/16/46	1,960	1,641
Altria Group Inc.	5.950%	2/14/49	4,650	5,066
Altria Group Inc.	6.200%	2/14/59	2,930	3,247
AmerisourceBergen Corp.	4.250%	3/1/45	1,350	1,273
AmerisourceBergen Corp.	4.300%	12/15/47	2,678	2,503
Amgen Inc.	6.400%	2/1/39	2,195	2,781
Amgen Inc.	4.950%	10/1/41	2,173	2,344
Amgen Inc.	5.150%	11/15/41	2,475	2,749
Amgen Inc.	4.400%	5/1/45	5,201	5,210
Amgen Inc.	4.563%	6/15/48	4,455	4,547
Amgen Inc.	4.663%	6/15/51	9,647	9,959
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	13,632	14,009
Anheuser-Busch Cos. LLC/ Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	28,268	29,155
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	935	959
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,490	1,362
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,751	2,752
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	3,900	4,348
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	850	969
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	5,710	5,654
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,510	3,610
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	795	888
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	953	1,365
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,360	5,698
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,494	2,226
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	5,740	5,710
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	5,228	5,091
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	9,040	10,195
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,725	4,706
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	5,610	6,575
Archer-Daniels-Midland Co.	5.935%	10/1/32	880	1,104
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,005	1,227
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,396	1,572
Archer-Daniels-Midland Co.	4.016%	4/16/43	1,872	1,938
Archer-Daniels-Midland Co.	3.750%	9/15/47	875	877
Archer-Daniels-Midland Co.	4.500%	3/15/49	1,320	1,505
Ascension Health	3.945%	11/15/46	2,613	2,801
1 Ascension Health	4.847%	11/15/53	1,138	1,394
AstraZeneca plc	6.450%	9/15/37	6,603	8,503
AstraZeneca plc	4.000%	9/18/42	3,296	3,255
AstraZeneca plc	4.375%	11/16/45	1,814	1,890
AstraZeneca plc	4.375%	8/17/48	1,735	1,804
BAT Capital Corp.	4.390%	8/15/37	6,500	5,955
BAT Capital Corp.	4.540%	8/15/47	6,238	5,630
Baxalta Inc.	5.250%	6/23/45	766	903
Baxter International Inc.	3.500%	8/15/46	1,223	1,099
Baylor Scott & White Holdings	4.185%	11/15/45	1,506	1,630
Baylor Scott & White Holdings	3.967%	11/15/46	200	212
Becton Dickinson & Co.	4.685%	12/15/44	3,541	3,716
Becton Dickinson & Co.	4.669%	6/6/47	3,734	3,994
Becton Dickinson and Co.	5.000%	11/12/40	1,607	1,751

Biogen Inc.	5.200%	9/15/45	4,349	4,786
Boston Children's Hospital Corp.	4.115%	1/1/47	585	641
Boston Scientific Corp.	7.000%	11/15/35	530	703
Boston Scientific Corp.	4.550%	3/1/39	2,200	2,364
Boston Scientific Corp.	7.375%	1/15/40	685	961
Boston Scientific Corp.	4.700%	3/1/49	2,725	2,978
2 Bristol-Myers Squibb Co.	3.400%	7/26/29	7,150	7,312
2 Bristol-Myers Squibb Co.	4.125%	6/15/39	4,995	5,212
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,150	1,036
Bristol-Myers Squibb Co.	4.500%	3/1/44	1,553	1,695
2 Bristol-Myers Squibb Co.	4.250%	10/26/49	7,000	7,393
Brown-Forman Corp.	4.000%	4/15/38	700	748
Brown-Forman Corp.	4.500%	7/15/45	1,051	1,179
Campbell Soup Co.	3.800%	8/2/42	1,030	853
Campbell Soup Co.	4.800%	3/15/48	1,921	1,831
Cardinal Health Inc.	4.600%	3/15/43	1,077	1,011
Cardinal Health Inc.	4.500%	11/15/44	827	747
Cardinal Health Inc.	4.900%	9/15/45	1,025	954
Cardinal Health Inc.	4.368%	6/15/47	1,711	1,518
1 Catholic Health Initiatives	4.350%	11/1/42	1,854	1,864
Celgene Corp.	5.250%	8/15/43	1,370	1,582
Celgene Corp.	4.625%	5/15/44	2,094	2,306
Celgene Corp.	5.000%	8/15/45	4,220	4,832
Celgene Corp.	4.350%	11/15/47	4,410	4,631
Celgene Corp.	4.550%	2/20/48	2,895	3,128
Children's Hospital Medical Center	4.268%	5/15/44	700	784
Church & Dwight Co. Inc.	3.950%	8/1/47	988	965
2 Cigna Corp.	4.800%	8/15/38	3,630	3,710
2 Cigna Corp.	4.900%	12/15/48	6,630	6,774
City of Hope	5.623%	11/15/43	475	615
City of Hope	4.378%	8/15/48	1,075	1,182
Cleveland Clinic Foundation	4.858%	1/1/14	813	983
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,422
Colgate-Palmolive Co.	4.000%	8/15/45	1,126	1,234
Colgate-Palmolive Co.	3.700%	8/1/47	1,560	1,626
Conagra Brands Inc.	8.250%	9/15/30	548	726
Conagra Brands Inc.	5.300%	11/1/38	2,518	2,647
Conagra Brands Inc.	5.400%	11/1/48	2,920	3,070
Constellation Brands Inc.	4.500%	5/9/47	805	806
Constellation Brands Inc.	4.100%	2/15/48	1,746	1,652
Constellation Brands Inc.	5.250%	11/15/48	1,455	1,600
CVS Health Corp.	4.875%	7/20/35	1,850	1,892
CVS Health Corp.	4.780%	3/25/38	12,728	12,708
CVS Health Corp.	6.125%	9/15/39	1,845	2,099
CVS Health Corp.	5.300%	12/5/43	2,753	2,879
CVS Health Corp.	5.125%	7/20/45	8,955	9,152
CVS Health Corp.	5.050%	3/25/48	19,617	19,969
Danaher Corp.	4.375%	9/15/45	1,067	1,143
Dartmouth-Hitchcock Health	4.178%	8/1/48	625	671
Delhaize America LLC	9.000%	4/15/31	820	1,172
Diageo Capital plc	5.875%	9/30/36	1,231	1,571
Diageo Capital plc	3.875%	4/29/43	1,033	1,074
Diageo Investment Corp.	7.450%	4/15/35	837	1,201
Diageo Investment Corp.	4.250%	5/11/42	1,486	1,606
Dignity Health	4.500%	11/1/42	950	975
Dignity Health	5.267%	11/1/64	513	586
Duke University Health System Inc.	3.920%	6/1/47	1,368	1,459

Eli Lilly & Co.	5.550%	3/15/37	731	902
Eli Lilly & Co.	3.875%	3/15/39	1,160	1,225
Eli Lilly & Co.	3.700%	3/1/45	2,821	2,879
Eli Lilly & Co.	3.950%	5/15/47	2,301	2,387
Eli Lilly & Co.	3.950%	3/15/49	3,925	4,093
Eli Lilly & Co.	4.150%	3/15/59	2,650	2,826
Estee Lauder Cos. Inc.	6.000%	5/15/37	780	1,012
Estee Lauder Cos. Inc.	4.375%	6/15/45	1,103	1,233
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,208	1,339
Express Scripts Holding Co.	6.125%	11/15/41	1,808	2,125
Express Scripts Holding Co.	4.800%	7/15/46	5,487	5,531
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,483	1,556
Genentech Inc.	5.250%	7/15/35	713	855
General Mills Inc.	4.550%	4/17/38	1,150	1,176
General Mills Inc.	5.400%	6/15/40	1,273	1,431
General Mills Inc.	4.150%	2/15/43	1,446	1,370
General Mills Inc.	4.700%	4/17/48	1,635	1,676
Gilead Sciences Inc.	4.600%	9/1/35	2,493	2,713
Gilead Sciences Inc.	4.000%	9/1/36	1,910	1,949
Gilead Sciences Inc.	5.650%	12/1/41	2,744	3,275
Gilead Sciences Inc.	4.800%	4/1/44	4,229	4,578
Gilead Sciences Inc.	4.500%	2/1/45	5,519	5,739
Gilead Sciences Inc.	4.750%	3/1/46	6,220	6,684
Gilead Sciences Inc.	4.150%	3/1/47	3,101	3,086
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,025	1,264
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,052	9,472
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,342	1,451
GlaxoSmithKline Capital plc	3.375%	6/1/29	2,300	2,352
Hackensack Meridian Health Inc.	4.500%	7/1/57	348	396
Hackensack Meridian Health Inc.	4.211%	7/1/48	925	1,015
Hasbro Inc.	6.350%	3/15/40	1,113	1,297
Hasbro Inc.	5.100%	5/15/44	838	841
HCA Inc.	5.500%	6/15/47	3,630	3,811
Hershey Co.	3.375%	8/15/46	622	611
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	750	813
JM Smucker Co.	4.250%	3/15/35	1,400	1,401
JM Smucker Co.	4.375%	3/15/45	1,448	1,433
Johns Hopkins Health System Corp.	3.837%	5/15/46	938	991
Johnson & Johnson	6.950%	9/1/29	1,150	1,560
Johnson & Johnson	4.950%	5/15/33	1,228	1,489
Johnson & Johnson	4.375%	12/5/33	2,790	3,177
Johnson & Johnson	3.550%	3/1/36	2,989	3,094
Johnson & Johnson	3.625%	3/3/37	2,198	2,281
Johnson & Johnson	5.950%	8/15/37	1,413	1,866
Johnson & Johnson	3.400%	1/15/38	4,275	4,296
Johnson & Johnson	5.850%	7/15/38	1,126	1,492
Johnson & Johnson	4.500%	9/1/40	1,752	2,026
Johnson & Johnson	4.850%	5/15/41	805	986
Johnson & Johnson	4.500%	12/5/43	1,075	1,269
Johnson & Johnson	3.700%	3/1/46	4,590	4,760
Johnson & Johnson	3.750%	3/3/47	3,440	3,614
Johnson & Johnson	3.500%	1/15/48	1,734	1,747
Kaiser Foundation Hospitals	4.875%	4/1/42	1,800	2,154
Kaiser Foundation Hospitals	4.150%	5/1/47	3,118	3,423
Kellogg Co.	7.450%	4/1/31	1,267	1,666
Kellogg Co.	4.500%	4/1/46	2,000	1,969
2 Keurig Dr Pepper Inc.	4.985%	5/25/38	1,615	1,706

Keurig Dr Pepper Inc.	4.500%	11/15/45	1,753	1,664
Keurig Dr Pepper Inc.	4.420%	12/15/46	1,265	1,199
2 Keurig Dr Pepper Inc.	5.085%	5/25/48	965	1,027
Kimberly-Clark Corp.	6.625%	8/1/37	953	1,331
Kimberly-Clark Corp.	5.300%	3/1/41	1,175	1,471
Kimberly-Clark Corp.	3.700%	6/1/43	644	647
Kimberly-Clark Corp.	3.200%	7/30/46	2,505	2,328
Kimberly-Clark Corp.	3.900%	5/4/47	700	737
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	677	757
Koninklijke Philips NV	6.875%	3/11/38	1,480	2,011
Koninklijke Philips NV	5.000%	3/15/42	1,573	1,793
Kraft Foods Group Inc.	6.875%	1/26/39	2,191	2,549
Kraft Foods Group Inc.	6.500%	2/9/40	2,348	2,592
Kraft Foods Group Inc.	5.000%	6/4/42	5,096	4,926
Kraft Heinz Foods Co.	6.750%	3/15/32	150	178
Kraft Heinz Foods Co.	5.000%	7/15/35	3,548	3,570
Kraft Heinz Foods Co.	5.200%	7/15/45	4,961	4,840
Kraft Heinz Foods Co.	4.375%	6/1/46	7,010	6,170
Kroger Co.	8.000%	9/15/29	395	507
Kroger Co.	7.500%	4/1/31	706	917
Kroger Co.	6.900%	4/15/38	1,083	1,326
Kroger Co.	5.400%	7/15/40	828	861
Kroger Co.	5.000%	4/15/42	751	750
Kroger Co.	5.150%	8/1/43	1,380	1,402
Kroger Co.	3.875%	10/15/46	825	708
Kroger Co.	4.450%	2/1/47	2,179	2,031
Kroger Co.	4.650%	1/15/48	1,723	1,644
Kroger Co.	5.400%	1/15/49	1,025	1,088
Laboratory Corp. of America Holdings	4.700%	2/1/45	2,716	2,727
1 Mayo Clinic	3.774%	11/15/43	750	781
1 Mayo Clinic	4.000%	11/15/47	648	691
1 Mayo Clinic	4.128%	11/15/52	525	576
McCormick & Co. Inc.	4.200%	8/15/47	575	579
McKesson Corp.	6.000%	3/1/41	560	655
McLaren Health Care Corp.	4.386%	5/15/48	450	499
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,095	1,388
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,748	1,977
Medtronic Inc.	4.375%	3/15/35	6,027	6,635
Medtronic Inc.	5.550%	3/15/40	725	923
Medtronic Inc.	4.625%	3/15/45	6,375	7,370
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	875	1,088
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,195	1,328
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,303	1,488
Merck & Co. Inc.	6.500%	12/1/33	1,850	2,555
Merck & Co. Inc.	3.900%	3/7/39	2,500	2,653
Merck & Co. Inc.	3.600%	9/15/42	1,970	1,986
Merck & Co. Inc.	4.150%	5/18/43	3,275	3,560
Merck & Co. Inc.	3.700%	2/10/45	5,651	5,761
Merck & Co. Inc.	4.000%	3/7/49	3,400	3,631
Molson Coors Brewing Co.	5.000%	5/1/42	2,888	2,903
Molson Coors Brewing Co.	4.200%	7/15/46	4,492	4,064
1 Montefiore Obligated Group	5.246%	11/1/48	1,250	1,372
1 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	600	608
Mylan Inc.	5.400%	11/29/43	1,427	1,331
Mylan Inc.	5.200%	4/15/48	1,535	1,375
Mylan NV	5.250%	6/15/46	2,500	2,259
New York & Presbyterian Hospital	4.024%	8/1/45	1,548	1,674

New York & Presbyterian Hospital	4.063%	8/1/56	888	950
Newell Brands Inc.	5.375%	4/1/36	1,753	1,695
Newell Brands Inc.	5.500%	4/1/46	1,049	1,017
Northwell Healthcare Inc.	3.979%	11/1/46	840	850
Northwell Healthcare Inc.	4.260%	11/1/47	2,135	2,282
Novartis Capital Corp.	3.700%	9/21/42	1,296	1,327
Novartis Capital Corp.	4.400%	5/6/44	4,615	5,223
Novartis Capital Corp.	4.000%	11/20/45	3,305	3,519
NYU Hospitals Center	4.784%	7/1/44	938	1,088
1 NYU Hospitals Center	4.368%	7/1/47	898	1,004
Orlando Health Obligated Group	4.089%	10/1/48	600	639
Partners Healthcare System Inc.	3.765%	7/1/48	650	655
Partners Healthcare System Inc.	4.117%	7/1/55	475	514
PeaceHealth Obligated Group	4.787%	11/15/48	900	1,071
PepsiCo Inc.	4.875%	11/1/40	300	355
PepsiCo Inc.	4.000%	3/5/42	2,530	2,669
PepsiCo Inc.	3.600%	8/13/42	1,800	1,811
PepsiCo Inc.	4.250%	10/22/44	2,597	2,852
PepsiCo Inc.	4.600%	7/17/45	912	1,057
PepsiCo Inc.	4.450%	4/14/46	5,186	5,909
PepsiCo Inc.	3.450%	10/6/46	3,308	3,267
PepsiCo Inc.	4.000%	5/2/47	1,480	1,583
Perrigo Finance Unlimited Co.	4.900%	12/15/44	649	566
Pfizer Inc.	4.000%	12/15/36	2,871	3,030
Pfizer Inc.	4.100%	9/15/38	1,750	1,873
Pfizer Inc.	3.900%	3/15/39	2,525	2,672
Pfizer Inc.	7.200%	3/15/39	5,277	7,830
Pfizer Inc.	5.600%	9/15/40	911	1,169
Pfizer Inc.	4.300%	6/15/43	2,145	2,302
Pfizer Inc.	4.400%	5/15/44	2,760	3,043
Pfizer Inc.	4.125%	12/15/46	3,194	3,437
Pfizer Inc.	4.200%	9/15/48	2,540	2,784
Pfizer Inc.	4.000%	3/15/49	2,925	3,101
Philip Morris International Inc.	3.375%	8/15/29	1,825	1,836
Philip Morris International Inc.	6.375%	5/16/38	3,935	5,043
Philip Morris International Inc.	4.375%	11/15/41	2,380	2,479
Philip Morris International Inc.	4.500%	3/20/42	1,754	1,824
Philip Morris International Inc.	3.875%	8/21/42	1,475	1,402
Philip Morris International Inc.	4.125%	3/4/43	2,600	2,575
Philip Morris International Inc.	4.875%	11/15/43	1,440	1,575
Philip Morris International Inc.	4.250%	11/10/44	2,862	2,876
Procter & Gamble Co.	5.550%	3/5/37	1,260	1,656
Procter & Gamble Co.	3.500%	10/25/47	1,765	1,822
1 Providence St. Joseph Health Obligated Group	3.744%	10/1/47	800	813
1 Providence St. Joseph Health Obligated Group	3.930%	10/1/48	715	750
Quest Diagnostics Inc.	4.200%	6/30/29	1,150	1,204
Quest Diagnostics Inc.	4.700%	3/30/45	688	702
Reynolds American Inc.	5.700%	8/15/35	1,774	1,874
Reynolds American Inc.	7.250%	6/15/37	1,326	1,615
Reynolds American Inc.	6.150%	9/15/43	1,343	1,470
Reynolds American Inc.	5.850%	8/15/45	5,334	5,559
RWJ Barnabas Health Inc.	3.949%	7/1/46	813	832
Stanford Health Care	3.795%	11/15/48	1,000	1,061
Stryker Corp.	4.100%	4/1/43	1,652	1,714
Stryker Corp.	4.375%	5/15/44	345	373
Stryker Corp.	4.625%	3/15/46	2,800	3,121
Sutter Health	4.091%	8/15/48	725	774

Sysco Corp.	5.375%	9/21/35	561	652
Sysco Corp.	4.850%	10/1/45	780	864
Sysco Corp.	4.500%	4/1/46	2,084	2,201
Sysco Corp.	4.450%	3/15/48	1,150	1,207
1 Texas Health Resources	4.330%	11/15/55	552	611
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,158	1,363
Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,365	1,409
Toledo Hospital	5.750%	11/15/38	1,250	1,438
Toledo Hospital	6.015%	11/15/48	1,000	1,152
Trinity Health Corp.	4.125%	12/1/45	725	784
Tyson Foods Inc.	4.875%	8/15/34	1,421	1,532
Tyson Foods Inc.	5.150%	8/15/44	1,005	1,075
Tyson Foods Inc.	4.550%	6/2/47	1,912	1,888
Tyson Foods Inc.	5.100%	9/28/48	3,975	4,218
Unilever Capital Corp.	5.900%	11/15/32	2,602	3,351
Whirlpool Corp.	4.500%	6/1/46	1,160	1,079
1 Willis-Knighton Medical Center	4.813%	9/1/48	700	826
Wyeth LLC	6.500%	2/1/34	2,323	3,185
Wyeth LLC	6.000%	2/15/36	787	1,018
Wyeth LLC	5.950%	4/1/37	5,343	6,840
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	830	944
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,327	1,317
Zoetis Inc.	4.700%	2/1/43	3,410	3,722
Zoetis Inc.	3.950%	9/12/47	1,669	1,656
Zoetis Inc.	4.450%	8/20/48	910	958

Energy (10.6%)
Anadarko Finance Co.	7.500%	5/1/31	2,022	2,618
Anadarko Petroleum Corp.	6.450%	9/15/36	3,996	4,794
Anadarko Petroleum Corp.	7.950%	6/15/39	310	426
Anadarko Petroleum Corp.	6.200%	3/15/40	3,158	3,757
Anadarko Petroleum Corp.	4.500%	7/15/44	1,118	1,106
Anadarko Petroleum Corp.	6.600%	3/15/46	2,635	3,366
Andeavor Logistics LP / Tesoro Logistics Finance
Corp.	5.200%	12/1/47	1,050	1,060
Apache Corp.	7.750%	12/15/29	335	420
Apache Corp.	6.000%	1/15/37	3,013	3,336
Apache Corp.	5.100%	9/1/40	3,056	2,979
Apache Corp.	5.250%	2/1/42	1,266	1,259
Apache Corp.	4.750%	4/15/43	3,700	3,499
Apache Corp.	4.250%	1/15/44	1,835	1,624
Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,325	2,499
Baker Hughes a GE Co. LLC / Baker Hughes Co-
Obligor Inc.	4.080%	12/15/47	3,585	3,276
Buckeye Partners LP	5.850%	11/15/43	1,383	1,244
Buckeye Partners LP	5.600%	10/15/44	459	406
Burlington Resources Finance Co.	7.200%	8/15/31	1,422	1,945
Burlington Resources Finance Co.	7.400%	12/1/31	1,639	2,290
Canadian Natural Resources Ltd.	7.200%	1/15/32	858	1,093
Canadian Natural Resources Ltd.	6.450%	6/30/33	896	1,077
Canadian Natural Resources Ltd.	5.850%	2/1/35	475	536
Canadian Natural Resources Ltd.	6.500%	2/15/37	1,331	1,611
Canadian Natural Resources Ltd.	6.250%	3/15/38	3,654	4,385
Canadian Natural Resources Ltd.	6.750%	2/1/39	890	1,118
Canadian Natural Resources Ltd.	4.950%	6/1/47	1,800	1,943
Cenovus Energy Inc.	5.250%	6/15/37	2,035	1,992
Cenovus Energy Inc.	6.750%	11/15/39	3,010	3,367

Cenovus Energy Inc.	4.450%	9/15/42	1,680	1,474
Cenovus Energy Inc.	5.200%	9/15/43	1,215	1,174
Cenovus Energy Inc.	5.400%	6/15/47	2,173	2,170
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,130	1,317
Concho Resources Inc.	4.875%	10/1/47	1,913	2,006
Concho Resources Inc.	4.850%	8/15/48	1,625	1,708
Conoco Funding Co.	7.250%	10/15/31	1,303	1,813
ConocoPhillips	5.900%	10/15/32	1,268	1,602
ConocoPhillips	5.900%	5/15/38	546	695
ConocoPhillips	6.500%	2/1/39	7,580	10,303
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,587	2,036
ConocoPhillips Co.	4.150%	11/15/34	100	106
ConocoPhillips Co.	4.300%	11/15/44	2,918	3,149
ConocoPhillips Co.	5.950%	3/15/46	746	996
Continental Resources Inc.	4.900%	6/1/44	1,715	1,732
Devon Energy Corp.	7.950%	4/15/32	865	1,188
Devon Energy Corp.	5.600%	7/15/41	4,182	4,810
Devon Energy Corp.	4.750%	5/15/42	2,026	2,130
Devon Energy Corp.	5.000%	6/15/45	1,312	1,426
Devon Financing Co. LLC	7.875%	9/30/31	1,355	1,843
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	850	945
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,000	1,082
Enable Midstream Partners LP	5.000%	5/15/44	1,506	1,344
Enbridge Energy Partners LP	7.500%	4/15/38	668	907
Enbridge Energy Partners LP	5.500%	9/15/40	1,763	2,020
Enbridge Energy Partners LP	7.375%	10/15/45	1,485	2,104
Enbridge Inc.	4.500%	6/10/44	2,200	2,270
Enbridge Inc.	5.500%	12/1/46	875	1,077
Encana Corp.	8.125%	9/15/30	1,200	1,599
Encana Corp.	7.375%	11/1/31	1,300	1,650
Encana Corp.	6.500%	8/15/34	3,275	3,957
Encana Corp.	6.625%	8/15/37	470	561
Encana Corp.	6.500%	2/1/38	1,226	1,439
Encana Corp.	5.150%	11/15/41	50	51
Energy Transfer Operating LP	8.250%	11/15/29	264	335
Energy Transfer Operating LP	6.250%	4/15/49	4,370	4,874
Energy Transfer Partners LP	4.900%	3/15/35	1,338	1,306
Energy Transfer Partners LP	6.625%	10/15/36	1,345	1,522
Energy Transfer Partners LP	5.800%	6/15/38	2,370	2,564
Energy Transfer Partners LP	7.500%	7/1/38	1,063	1,305
Energy Transfer Partners LP	6.050%	6/1/41	1,600	1,717
Energy Transfer Partners LP	6.500%	2/1/42	2,565	2,898
Energy Transfer Partners LP	5.150%	2/1/43	545	524
Energy Transfer Partners LP	5.950%	10/1/43	1,000	1,060
Energy Transfer Partners LP	5.150%	3/15/45	2,566	2,483
Energy Transfer Partners LP	6.125%	12/15/45	1,929	2,093
Energy Transfer Partners LP	5.300%	4/15/47	2,575	2,559
Energy Transfer Partners LP	6.000%	6/15/48	2,525	2,728
Enterprise Products Operating LLC	6.875%	3/1/33	1,097	1,407
Enterprise Products Operating LLC	6.650%	10/15/34	163	211
Enterprise Products Operating LLC	7.550%	4/15/38	168	226
Enterprise Products Operating LLC	6.125%	10/15/39	897	1,076
Enterprise Products Operating LLC	6.450%	9/1/40	1,105	1,359
Enterprise Products Operating LLC	5.950%	2/1/41	1,499	1,783
Enterprise Products Operating LLC	5.700%	2/15/42	1,262	1,460
Enterprise Products Operating LLC	4.850%	8/15/42	2,584	2,728
Enterprise Products Operating LLC	4.450%	2/15/43	2,802	2,805

Enterprise Products Operating LLC	4.850%	3/15/44	4,853	5,163
Enterprise Products Operating LLC	5.100%	2/15/45	4,114	4,486
Enterprise Products Operating LLC	4.900%	5/15/46	2,669	2,864
Enterprise Products Operating LLC	4.250%	2/15/48	3,410	3,331
Enterprise Products Operating LLC	4.800%	2/1/49	2,265	2,394
Enterprise Products Operating LLC	4.950%	10/15/54	1,320	1,422
EOG Resources Inc.	3.900%	4/1/35	1,426	1,475
EQT Midstream Partners LP	6.500%	7/15/48	1,110	1,154
Exxon Mobil Corp.	3.567%	3/6/45	2,298	2,319
Exxon Mobil Corp.	4.114%	3/1/46	5,325	5,833
Halliburton Co.	4.850%	11/15/35	3,445	3,641
Halliburton Co.	6.700%	9/15/38	1,364	1,705
Halliburton Co.	7.450%	9/15/39	2,664	3,563
Halliburton Co.	4.500%	11/15/41	1,293	1,293
Halliburton Co.	4.750%	8/1/43	1,763	1,798
Halliburton Co.	5.000%	11/15/45	4,976	5,216
Hess Corp.	7.875%	10/1/29	1,145	1,408
Hess Corp.	7.300%	8/15/31	1,593	1,915
Hess Corp.	7.125%	3/15/33	1,491	1,783
Hess Corp.	6.000%	1/15/40	1,002	1,048
Hess Corp.	5.600%	2/15/41	3,311	3,331
Hess Corp.	5.800%	4/1/47	1,900	1,996
Husky Energy Inc.	6.800%	9/15/37	765	937
Kerr-McGee Corp.	7.875%	9/15/31	2,063	2,769
Kinder Morgan Energy Partners LP	7.400%	3/15/31	326	411
Kinder Morgan Energy Partners LP	7.750%	3/15/32	2,007	2,613
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,896	2,410
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,238	1,391
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,248	1,462
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,775	3,421
Kinder Morgan Energy Partners LP	6.500%	9/1/39	506	597
Kinder Morgan Energy Partners LP	6.550%	9/15/40	875	1,036
Kinder Morgan Energy Partners LP	7.500%	11/15/40	868	1,117
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,248	1,464
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,303	1,434
Kinder Morgan Energy Partners LP	5.000%	8/15/42	812	822
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,142	1,131
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,379	1,396
Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,528	1,654
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,382	1,487
Kinder Morgan Inc.	7.800%	8/1/31	725	956
Kinder Morgan Inc.	7.750%	1/15/32	2,905	3,807
Kinder Morgan Inc.	5.300%	12/1/34	3,005	3,344
Kinder Morgan Inc.	5.550%	6/1/45	4,575	4,935
Kinder Morgan Inc.	5.050%	2/15/46	2,880	2,935
Kinder Morgan Inc.	5.200%	3/1/48	1,685	1,755
Magellan Midstream Partners LP	5.150%	10/15/43	1,510	1,643
Magellan Midstream Partners LP	4.250%	9/15/46	898	888
Magellan Midstream Partners LP	4.200%	10/3/47	1,065	1,046
Magellan Midstream Partners LP	4.850%	2/1/49	1,260	1,366
Marathon Oil Corp.	6.800%	3/15/32	1,062	1,299
Marathon Oil Corp.	6.600%	10/1/37	2,406	2,899
Marathon Oil Corp.	5.200%	6/1/45	1,413	1,505
Marathon Petroleum Corp.	6.500%	3/1/41	2,448	2,971
Marathon Petroleum Corp.	4.750%	9/15/44	2,774	2,785
Marathon Petroleum Corp.	4.500%	4/1/48	1,645	1,595
Marathon Petroleum Corp.	5.000%	9/15/54	1,163	1,164

MPLX LP	4.500%	4/15/38	5,046	4,822
MPLX LP	5.200%	3/1/47	2,820	2,881
MPLX LP	4.700%	4/15/48	3,185	3,034
MPLX LP	5.500%	2/15/49	3,600	3,806
MPLX LP	4.900%	4/15/58	1,200	1,140
National Oilwell Varco Inc.	3.950%	12/1/42	2,782	2,387
Noble Energy Inc.	6.000%	3/1/41	2,166	2,407
Noble Energy Inc.	5.250%	11/15/43	2,582	2,749
Noble Energy Inc.	5.050%	11/15/44	1,980	2,037
Noble Energy Inc.	4.950%	8/15/47	1,300	1,329
Occidental Petroleum Corp.	4.625%	6/15/45	1,789	1,834
Occidental Petroleum Corp.	4.400%	4/15/46	3,615	3,553
Occidental Petroleum Corp.	4.100%	2/15/47	2,079	1,989
Occidental Petroleum Corp.	4.200%	3/15/48	1,675	1,607
ONEOK Inc.	6.000%	6/15/35	680	745
ONEOK Inc.	4.950%	7/13/47	1,800	1,807
ONEOK Inc.	5.200%	7/15/48	3,210	3,356
ONEOK Partners LP	6.650%	10/1/36	1,255	1,513
ONEOK Partners LP	6.850%	10/15/37	2,420	2,897
ONEOK Partners LP	6.125%	2/1/41	1,086	1,229
ONEOK Partners LP	6.200%	9/15/43	257	290
Petro-Canada	5.350%	7/15/33	723	832
Petro-Canada	5.950%	5/15/35	1,375	1,667
Petro-Canada	6.800%	5/15/38	2,734	3,617
Phillips 66	4.650%	11/15/34	2,375	2,540
Phillips 66	5.875%	5/1/42	3,950	4,707
Phillips 66	4.875%	11/15/44	4,150	4,482
Phillips 66 Partners LP	4.680%	2/15/45	1,097	1,087
Phillips 66 Partners LP	4.900%	10/1/46	1,425	1,455
Plains All American Pipeline LP / PAA Finance
Corp.	6.650%	1/15/37	1,470	1,693
Plains All American Pipeline LP / PAA Finance
Corp.	5.150%	6/1/42	1,900	1,847
Plains All American Pipeline LP / PAA Finance
Corp.	4.300%	1/31/43	1,090	970
Plains All American Pipeline LP / PAA Finance
Corp.	4.700%	6/15/44	1,685	1,567
Plains All American Pipeline LP / PAA Finance
Corp.	4.900%	2/15/45	1,360	1,315
Shell International Finance BV	4.125%	5/11/35	3,869	4,181
Shell International Finance BV	6.375%	12/15/38	5,410	7,389
Shell International Finance BV	5.500%	3/25/40	3,224	4,054
Shell International Finance BV	3.625%	8/21/42	1,682	1,667
Shell International Finance BV	4.550%	8/12/43	2,852	3,182
Shell International Finance BV	4.375%	5/11/45	7,898	8,681
Shell International Finance BV	4.000%	5/10/46	5,753	5,993
Shell International Finance BV	3.750%	9/12/46	2,926	2,970
Spectra Energy Partners LP	5.950%	9/25/43	1,116	1,376
Spectra Energy Partners LP	4.500%	3/15/45	2,320	2,369
Suncor Energy Inc.	7.150%	2/1/32	735	963
Suncor Energy Inc.	5.950%	12/1/34	1,155	1,428
Suncor Energy Inc.	6.500%	6/15/38	1,931	2,485
Suncor Energy Inc.	6.850%	6/1/39	1,770	2,371
Suncor Energy Inc.	4.000%	11/15/47	2,360	2,320
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	738	793
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,063	1,005
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,748	1,719

Sunoco Logistics Partners Operations LP	5.350%	5/15/45	1,245	1,233
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	3,983	4,057
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	624	798
Texas Eastern Transmission LP	7.000%	7/15/32	1,229	1,551
TransCanada PipeLines Ltd.	4.625%	3/1/34	2,680	2,825
TransCanada PipeLines Ltd.	5.600%	3/31/34	548	638
TransCanada PipeLines Ltd.	5.850%	3/15/36	685	802
TransCanada PipeLines Ltd.	6.200%	10/15/37	3,955	4,766
TransCanada PipeLines Ltd.	4.750%	5/15/38	1,380	1,465
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,937	2,589
TransCanada PipeLines Ltd.	7.625%	1/15/39	3,070	4,231
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,803	2,197
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,586	1,704
TransCanada PipeLines Ltd.	4.875%	5/15/48	2,495	2,666
TransCanada PipeLines Ltd.	5.100%	3/15/49	2,315	2,529
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	635	695
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,635	1,600
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	850	867
Valero Energy Corp.	7.500%	4/15/32	2,369	3,113
Valero Energy Corp.	6.625%	6/15/37	3,446	4,193
Valero Energy Corp.	4.900%	3/15/45	1,659	1,733
Western Midstream Operating LP	5.450%	4/1/44	1,468	1,384
Western Midstream Operating LP	5.300%	3/1/48	1,690	1,581
Western Midstream Operating LP	5.500%	8/15/48	1,455	1,430
Williams Cos. Inc.	7.500%	1/15/31	608	779
Williams Cos. Inc.	8.750%	3/15/32	525	733
Williams Cos. Inc.	6.300%	4/15/40	3,545	4,136
Williams Cos. Inc.	5.800%	11/15/43	1,326	1,487
Williams Cos. Inc.	5.400%	3/4/44	1,154	1,257
Williams Cos. Inc.	5.750%	6/24/44	2,150	2,378
Williams Cos. Inc.	4.900%	1/15/45	1,426	1,418
Williams Cos. Inc.	5.100%	9/15/45	2,574	2,654
Williams Cos. Inc.	4.850%	3/1/48	1,905	1,904

Other Industrial (0.5%)
1 Boston University	4.061%	10/1/48	525	589
California Institute of Technology	4.321%	8/1/45	605	715
California Institute of Technology	4.700%	11/1/11	803	972
1 Johns Hopkins University	4.083%	7/1/53	710	801
1 Massachusetts Institute of Technology	3.959%	7/1/38	725	798
Massachusetts Institute of Technology	5.600%	7/1/11	1,342	1,986
Massachusetts Institute of Technology	4.678%	7/1/14	1,730	2,166
Massachusetts Institute of Technology	3.885%	7/1/16	1,050	1,103
1 Northwestern University	4.643%	12/1/44	1,225	1,478
1 Northwestern University	3.662%	12/1/57	768	821
President & Fellows of Harvard College	3.619%	10/1/37	436	466
President & Fellows of Harvard College	3.300%	7/15/56	1,000	1,006
1 Rice University	3.574%	5/15/45	1,572	1,648
1 Rice University	3.774%	5/15/55	125	134
Stanford University	3.647%	5/1/48	1,850	1,983
1 University of Chicago	4.003%	10/1/53	900	981
1 University of Notre Dame du Lac	3.438%	2/15/45	875	900
University of Notre Dame du Lac	3.394%	2/15/48	750	765
University of Pennsylvania	4.674%	9/1/12	600	732
1 University of Southern California	3.028%	10/1/39	1,251	1,209
1 University of Southern California	3.841%	10/1/47	1,625	1,800

Technology (6.9%)
Amphenol Corp.	4.350%	6/1/29	1,000	1,076
Analog Devices Inc.	5.300%	12/15/45	263	309
Apple Inc.	4.500%	2/23/36	2,575	2,893
Apple Inc.	3.850%	5/4/43	7,800	7,921
Apple Inc.	4.450%	5/6/44	2,308	2,528
Apple Inc.	3.450%	2/9/45	4,992	4,713
Apple Inc.	4.375%	5/13/45	6,080	6,609
Apple Inc.	4.650%	2/23/46	9,988	11,328
Apple Inc.	3.850%	8/4/46	4,033	4,071
Apple Inc.	4.250%	2/9/47	3,265	3,491
Apple Inc.	3.750%	9/12/47	2,448	2,435
Apple Inc.	3.750%	11/13/47	3,250	3,244
Applied Materials Inc.	5.100%	10/1/35	1,138	1,326
Applied Materials Inc.	5.850%	6/15/41	1,415	1,775
Applied Materials Inc.	4.350%	4/1/47	2,669	2,860
Cisco Systems Inc.	5.900%	2/15/39	4,700	6,234
Cisco Systems Inc.	5.500%	1/15/40	5,000	6,372
Corning Inc.	4.700%	3/15/37	780	811
Corning Inc.	5.750%	8/15/40	1,441	1,683
Corning Inc.	4.750%	3/15/42	406	433
Corning Inc.	5.350%	11/15/48	2,050	2,403
Corning Inc.	4.375%	11/15/57	2,335	2,192
2 Dell International LLC / EMC Corp.	5.300%	10/1/29	4,500	4,599
2 Dell International LLC / EMC Corp.	8.100%	7/15/36	3,740	4,487
2 Dell International LLC / EMC Corp.	8.350%	7/15/46	5,071	6,198
Fidelity National Information Services Inc.	4.500%	8/15/46	1,555	1,562
Fidelity National Information Services Inc.	4.750%	5/15/48	1,174	1,252
Flex Ltd.	4.875%	6/15/29	1,000	991
Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,850	2,013
Hewlett Packard Enterprise Co.	6.350%	10/15/45	4,218	4,467
HP Inc.	6.000%	9/15/41	2,968	3,208
Intel Corp.	4.000%	12/15/32	1,978	2,133
Intel Corp.	4.800%	10/1/41	2,872	3,277
Intel Corp.	4.250%	12/15/42	1,479	1,567
Intel Corp.	4.900%	7/29/45	1,150	1,339
Intel Corp.	4.100%	5/19/46	3,252	3,396
Intel Corp.	3.734%	12/8/47	7,050	7,028
International Business Machines Corp.	5.875%	11/29/32	1,540	1,917
International Business Machines Corp.	4.150%	5/15/39	6,000	6,164
International Business Machines Corp.	5.600%	11/30/39	1,705	2,086
International Business Machines Corp.	4.000%	6/20/42	3,551	3,501
International Business Machines Corp.	4.250%	5/15/49	8,621	8,827
Juniper Networks Inc.	5.950%	3/15/41	868	920
KLA-Tencor Corp.	5.000%	3/15/49	1,825	1,950
Lam Research Corp.	4.875%	3/15/49	1,900	2,067
Microsoft Corp.	3.500%	2/12/35	3,882	4,004
Microsoft Corp.	4.200%	11/3/35	2,178	2,436
Microsoft Corp.	3.450%	8/8/36	6,265	6,429
Microsoft Corp.	4.100%	2/6/37	6,834	7,571
Microsoft Corp.	4.500%	10/1/40	4,141	4,789
Microsoft Corp.	5.300%	2/8/41	2,444	3,130
Microsoft Corp.	3.500%	11/15/42	2,384	2,420
Microsoft Corp.	3.750%	5/1/43	1,447	1,515
Microsoft Corp.	4.875%	12/15/43	2,358	2,851
Microsoft Corp.	3.750%	2/12/45	4,326	4,529
Microsoft Corp.	4.450%	11/3/45	7,525	8,699

Microsoft Corp.	3.700%	8/8/46	8,681	9,014
Microsoft Corp.	4.250%	2/6/47	7,543	8,588
Microsoft Corp.	4.000%	2/12/55	7,700	8,338
Microsoft Corp.	4.750%	11/3/55	300	367
Microsoft Corp.	3.950%	8/8/56	7,459	8,027
Microsoft Corp.	4.500%	2/6/57	4,750	5,591
Motorola Solutions Inc.	5.500%	9/1/44	527	520
Oracle Corp.	3.250%	5/15/30	1,129	1,138
Oracle Corp.	4.300%	7/8/34	4,857	5,273
Oracle Corp.	3.900%	5/15/35	2,681	2,771
Oracle Corp.	3.850%	7/15/36	3,880	3,947
Oracle Corp.	3.800%	11/15/37	4,300	4,327
Oracle Corp.	6.125%	7/8/39	5,128	6,604
Oracle Corp.	5.375%	7/15/40	5,907	7,160
Oracle Corp.	4.500%	7/8/44	3,135	3,376
Oracle Corp.	4.125%	5/15/45	4,744	4,876
Oracle Corp.	4.000%	7/15/46	8,840	8,880
Oracle Corp.	4.000%	11/15/47	4,600	4,669
Oracle Corp.	4.375%	5/15/55	2,285	2,415
QUALCOMM Inc.	4.650%	5/20/35	2,588	2,800
QUALCOMM Inc.	4.800%	5/20/45	4,319	4,660
QUALCOMM Inc.	4.300%	5/20/47	3,080	3,114
Seagate HDD Cayman	5.750%	12/1/34	1,200	1,104
Texas Instruments Inc.	3.875%	3/15/39	1,950	2,041
Texas Instruments Inc.	4.150%	5/15/48	3,640	3,944
Tyco Electronics Group SA	7.125%	10/1/37	1,000	1,345
Verisk Analytics Inc.	5.500%	6/15/45	868	1,001

Transportation (3.6%)
1 American Airlines 2016-3 Class A Pass Through
Trust	3.250%	4/15/30	247	243
1 American Airlines 2017-2 Class AA Pass Through
Trust	3.350%	10/15/29	1,040	1,038
Burlington Northern Santa Fe LLC	6.200%	8/15/36	273	357
Burlington Northern Santa Fe LLC	6.150%	5/1/37	280	373
Burlington Northern Santa Fe LLC	5.750%	5/1/40	3,595	4,561
Burlington Northern Santa Fe LLC	5.050%	3/1/41	829	975
Burlington Northern Santa Fe LLC	5.400%	6/1/41	2,243	2,755
Burlington Northern Santa Fe LLC	4.950%	9/15/41	861	1,013
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,543	1,680
Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,359	2,563
Burlington Northern Santa Fe LLC	4.450%	3/15/43	3,654	4,055
Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,948	2,322
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,714	2,013
Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,545	2,843
Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,197	1,268
Burlington Northern Santa Fe LLC	4.700%	9/1/45	918	1,052
Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,698	1,742
Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,775	1,890
Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,126	2,228
Burlington Northern Santa Fe LLC	4.150%	12/15/48	1,600	1,706
Canadian National Railway Co.	6.250%	8/1/34	1,638	2,215
Canadian National Railway Co.	6.200%	6/1/36	730	987
Canadian National Railway Co.	6.375%	11/15/37	995	1,379
Canadian National Railway Co.	4.500%	11/7/43	200	227
Canadian National Railway Co.	3.200%	8/2/46	1,310	1,261
Canadian National Railway Co.	3.650%	2/3/48	830	864

Canadian National Railway Co.	4.450%	1/20/49	2,020	2,334
Canadian Pacific Railway Co.	7.125%	10/15/31	994	1,356
Canadian Pacific Railway Co.	5.750%	3/15/33	170	207
Canadian Pacific Railway Co.	4.800%	9/15/35	893	999
Canadian Pacific Railway Co.	5.950%	5/15/37	1,035	1,307
Canadian Pacific Railway Co.	4.800%	8/1/45	1,495	1,731
Canadian Pacific Railway Co.	6.125%	9/15/15	1,973	2,601
CSX Corp.	6.000%	10/1/36	293	357
CSX Corp.	6.150%	5/1/37	1,538	1,903
CSX Corp.	6.220%	4/30/40	1,050	1,339
CSX Corp.	5.500%	4/15/41	1,541	1,840
CSX Corp.	4.750%	5/30/42	1,505	1,656
CSX Corp.	4.400%	3/1/43	600	638
CSX Corp.	4.100%	3/15/44	2,084	2,139
CSX Corp.	3.800%	11/1/46	1,586	1,533
CSX Corp.	4.300%	3/1/48	3,835	3,994
CSX Corp.	4.750%	11/15/48	1,525	1,690
CSX Corp.	4.500%	3/15/49	900	985
CSX Corp.	3.950%	5/1/50	1,150	1,131
CSX Corp.	4.500%	8/1/54	1,436	1,520
CSX Corp.	4.250%	11/1/66	1,509	1,449
CSX Corp.	4.650%	3/1/68	1,220	1,236
FedEx Corp.	4.900%	1/15/34	1,968	2,178
FedEx Corp.	3.900%	2/1/35	1,257	1,212
FedEx Corp.	3.875%	8/1/42	1,124	1,014
FedEx Corp.	4.100%	4/15/43	1,163	1,084
FedEx Corp.	5.100%	1/15/44	2,888	3,050
FedEx Corp.	4.100%	2/1/45	1,547	1,433
FedEx Corp.	4.750%	11/15/45	3,039	3,047
FedEx Corp.	4.550%	4/1/46	1,060	1,037
FedEx Corp.	4.400%	1/15/47	1,636	1,565
FedEx Corp.	4.050%	2/15/48	3,235	2,952
FedEx Corp.	4.950%	10/17/48	2,100	2,186
Kansas City Southern	4.300%	5/15/43	1,370	1,384
Kansas City Southern	4.950%	8/15/45	553	610
Kansas City Southern	4.700%	5/1/48	1,350	1,436
Norfolk Southern Corp.	7.050%	5/1/37	255	354
Norfolk Southern Corp.	4.837%	10/1/41	2,795	3,186
Norfolk Southern Corp.	3.950%	10/1/42	1,350	1,360
Norfolk Southern Corp.	4.450%	6/15/45	1,798	1,983
Norfolk Southern Corp.	4.650%	1/15/46	1,090	1,240
Norfolk Southern Corp.	3.942%	11/1/47	905	913
Norfolk Southern Corp.	4.150%	2/28/48	1,265	1,315
Norfolk Southern Corp.	4.100%	5/15/49	1,150	1,181
Norfolk Southern Corp.	4.050%	8/15/52	1,985	2,019
Norfolk Southern Corp.	5.100%	8/1/18	2,129	2,289
Union Pacific Corp.	3.375%	2/1/35	1,171	1,130
Union Pacific Corp.	3.600%	9/15/37	1,552	1,529
Union Pacific Corp.	4.375%	9/10/38	2,500	2,687
Union Pacific Corp.	4.750%	9/15/41	615	675
Union Pacific Corp.	4.300%	6/15/42	1,355	1,417
Union Pacific Corp.	4.250%	4/15/43	1,455	1,492
Union Pacific Corp.	4.821%	2/1/44	1,125	1,257
Union Pacific Corp.	4.150%	1/15/45	425	432
Union Pacific Corp.	4.050%	11/15/45	1,121	1,143
Union Pacific Corp.	4.050%	3/1/46	1,000	1,009
Union Pacific Corp.	3.350%	8/15/46	782	711

Union Pacific Corp.	4.000%	4/15/47	1,201	1,213
Union Pacific Corp.	4.500%	9/10/48	4,010	4,342
Union Pacific Corp.	4.300%	3/1/49	1,605	1,699
Union Pacific Corp.	3.799%	10/1/51	3,571	3,472
Union Pacific Corp.	3.875%	2/1/55	903	861
Union Pacific Corp.	4.800%	9/10/58	1,050	1,166
Union Pacific Corp.	4.375%	11/15/65	1,580	1,584
Union Pacific Corp.	4.100%	9/15/67	1,075	1,025
1 United Airlines 2018-1 Class AA Pass Through
Trust	3.500%	3/1/30	1,425	1,437
1 United Airlines 2019-1 Class AA Pass Through
Trust	4.150%	8/25/31	1,400	1,481
United Parcel Service Inc.	6.200%	1/15/38	2,538	3,350
United Parcel Service Inc.	4.875%	11/15/40	863	988
United Parcel Service Inc.	3.625%	10/1/42	1,303	1,295
United Parcel Service Inc.	3.400%	11/15/46	789	748
United Parcel Service Inc.	3.750%	11/15/47	4,155	4,033
United Parcel Service Inc.	4.250%	3/15/49	2,325	2,450
United Parcel Service of America Inc.	8.375%	4/1/30	325	456
				3,192,415
Uilities (12.0%)
Electric (10.7%)
AEP Texas Inc.	3.800%	10/1/47	650	653
AEP Texas Inc.	4.150%	5/1/49	500	521
AEP Transmission Co. LLC	4.000%	12/1/46	800	844
AEP Transmission Co. LLC	3.750%	12/1/47	1,898	1,901
AEP Transmission Co. LLC	4.250%	9/15/48	500	539
Alabama Power Co.	6.125%	5/15/38	675	881
Alabama Power Co.	6.000%	3/1/39	1,106	1,440
Alabama Power Co.	3.850%	12/1/42	385	391
Alabama Power Co.	4.150%	8/15/44	2,328	2,490
Alabama Power Co.	3.750%	3/1/45	1,545	1,562
Alabama Power Co.	4.300%	1/2/46	1,160	1,272
Alabama Power Co.	3.700%	12/1/47	940	941
Alabama Power Co.	4.300%	7/15/48	925	1,006
Ameren Illinois Co.	4.150%	3/15/46	821	886
Ameren Illinois Co.	3.700%	12/1/47	1,460	1,476
Ameren Illinois Co.	4.500%	3/15/49	2,165	2,484
Appalachian Power Co.	7.000%	4/1/38	1,408	1,935
Appalachian Power Co.	4.400%	5/15/44	1,160	1,229
Appalachian Power Co.	4.450%	6/1/45	675	731
Appalachian Power Co.	4.500%	3/1/49	1,525	1,696
Arizona Public Service Co.	5.050%	9/1/41	580	667
Arizona Public Service Co.	4.500%	4/1/42	966	1,062
Arizona Public Service Co.	4.350%	11/15/45	203	220
Arizona Public Service Co.	3.750%	5/15/46	1,080	1,067
Arizona Public Service Co.	4.200%	8/15/48	1,850	1,952
Arizona Public Service Co.	4.250%	3/1/49	1,275	1,348
Avangrid Inc.	3.800%	6/1/29	1,200	1,216
Avista Corp.	4.350%	6/1/48	800	877
Baltimore Gas & Electric Co.	6.350%	10/1/36	773	1,036
Baltimore Gas & Electric Co.	3.500%	8/15/46	850	821
Baltimore Gas & Electric Co.	3.750%	8/15/47	625	617
Baltimore Gas & Electric Co.	4.250%	9/15/48	670	729
Berkshire Hathaway Energy Co.	6.125%	4/1/36	4,151	5,354
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,721	2,196
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,953	2,311

Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,199	1,317
Berkshire Hathaway Energy Co.	3.800%	7/15/48	2,065	2,029
Berkshire Hathaway Energy Co.	4.450%	1/15/49	1,875	2,037
Black Hills Corp.	4.350%	5/1/33	1,100	1,170
Black Hills Corp.	4.200%	9/15/46	589	595
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	520	728
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,520	1,489
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,500	1,685
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	800	839
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	2,061	2,274
Cleco Corporate Holdings LLC	4.973%	5/1/46	650	696
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,403	1,674
CMS Energy Corp.	4.875%	3/1/44	992	1,131
Commonwealth Edison Co.	5.900%	3/15/36	1,457	1,842
Commonwealth Edison Co.	6.450%	1/15/38	1,001	1,360
Commonwealth Edison Co.	3.800%	10/1/42	624	636
Commonwealth Edison Co.	4.600%	8/15/43	1,116	1,256
Commonwealth Edison Co.	4.700%	1/15/44	1,831	2,089
Commonwealth Edison Co.	3.700%	3/1/45	1,145	1,141
Commonwealth Edison Co.	4.350%	11/15/45	1,188	1,302
Commonwealth Edison Co.	3.650%	6/15/46	1,455	1,437
Commonwealth Edison Co.	3.750%	8/15/47	1,475	1,493
Commonwealth Edison Co.	4.000%	3/1/48	1,600	1,679
Commonwealth Edison Co.	4.000%	3/1/49	485	505
Connecticut Light & Power Co.	4.300%	4/15/44	1,283	1,418
Connecticut Light & Power Co.	4.150%	6/1/45	652	717
Connecticut Light & Power Co.	4.000%	4/1/48	2,835	3,015
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	829	965
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,198	1,478
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,140	1,457
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	2,150	2,801
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,432	1,988
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,270	1,563
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,350	1,670
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	649	679
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	397	403
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,916	2,056
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,968	2,141
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,803	1,788
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,116	1,129
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,175	2,470
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	525	546
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,145	2,362
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	868	922
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	800	795
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,625	1,772
Consumers Energy Co.	3.950%	5/15/43	845	906
Consumers Energy Co.	3.250%	8/15/46	1,594	1,507
Consumers Energy Co.	3.950%	7/15/47	173	183
Consumers Energy Co.	4.050%	5/15/48	1,335	1,420
Consumers Energy Co.	4.350%	4/15/49	2,550	2,899
Delmarva Power & Light Co.	4.150%	5/15/45	738	775
Dominion Energy Inc.	6.300%	3/15/33	992	1,246
Dominion Energy Inc.	5.250%	8/1/33	707	820
Dominion Energy Inc.	5.950%	6/15/35	1,215	1,461
Dominion Energy Inc.	7.000%	6/15/38	476	631
Dominion Energy Inc.	4.900%	8/1/41	1,535	1,681

Dominion Energy Inc.	4.050%	9/15/42	1,325	1,305
Dominion Energy Inc.	4.600%	3/15/49	1,950	2,102
Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,150	1,487
Dominion Energy South Carolina Inc.	5.300%	5/15/33	555	650
Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,060	1,345
Dominion Energy South Carolina Inc.	5.450%	2/1/41	686	832
Dominion Energy South Carolina Inc.	4.350%	2/1/42	490	526
Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,281	1,449
Dominion Energy South Carolina Inc.	5.100%	6/1/65	315	385
DTE Electric Co.	4.000%	4/1/43	990	1,063
DTE Electric Co.	4.300%	7/1/44	201	222
DTE Electric Co.	3.700%	3/15/45	1,903	1,896
DTE Electric Co.	3.700%	6/1/46	550	548
DTE Electric Co.	3.750%	8/15/47	913	929
DTE Electric Co.	4.050%	5/15/48	1,035	1,109
DTE Electric Co.	3.950%	3/1/49	1,525	1,609
DTE Energy Co.	6.375%	4/15/33	1,595	2,037
Duke Energy Carolinas LLC	6.450%	10/15/32	1,058	1,397
Duke Energy Carolinas LLC	6.100%	6/1/37	562	731
Duke Energy Carolinas LLC	6.000%	1/15/38	690	902
Duke Energy Carolinas LLC	6.050%	4/15/38	1,581	2,089
Duke Energy Carolinas LLC	5.300%	2/15/40	2,115	2,587
Duke Energy Carolinas LLC	4.250%	12/15/41	1,603	1,714
Duke Energy Carolinas LLC	4.000%	9/30/42	2,375	2,455
Duke Energy Carolinas LLC	3.750%	6/1/45	1,550	1,560
Duke Energy Carolinas LLC	3.875%	3/15/46	1,075	1,101
Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,492
Duke Energy Carolinas LLC	3.950%	3/15/48	1,350	1,396
Duke Energy Corp.	4.800%	12/15/45	1,615	1,773
Duke Energy Corp.	3.750%	9/1/46	4,885	4,567
Duke Energy Corp.	3.950%	8/15/47	250	243
Duke Energy Florida LLC	6.350%	9/15/37	1,660	2,238
Duke Energy Florida LLC	6.400%	6/15/38	3,051	4,178
Duke Energy Florida LLC	5.650%	4/1/40	775	977
Duke Energy Florida LLC	3.850%	11/15/42	325	333
Duke Energy Florida LLC	3.400%	10/1/46	1,473	1,398
Duke Energy Florida LLC	4.200%	7/15/48	1,400	1,519
1 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,140	1,115
1 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	300	296
1 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	225	217
Duke Energy Indiana LLC	6.120%	10/15/35	924	1,225
Duke Energy Indiana LLC	6.350%	8/15/38	1,011	1,390
Duke Energy Indiana LLC	6.450%	4/1/39	918	1,280
Duke Energy Indiana LLC	4.900%	7/15/43	854	1,012
Duke Energy Indiana LLC	3.750%	5/15/46	1,760	1,748
Duke Energy Ohio Inc.	3.700%	6/15/46	645	642
Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,093
Duke Energy Progress LLC	6.300%	4/1/38	863	1,158
Duke Energy Progress LLC	4.100%	5/15/42	883	930
Duke Energy Progress LLC	4.100%	3/15/43	1,835	1,941
Duke Energy Progress LLC	4.375%	3/30/44	885	976
Duke Energy Progress LLC	4.150%	12/1/44	1,985	2,097
Duke Energy Progress LLC	4.200%	8/15/45	766	812
Duke Energy Progress LLC	3.700%	10/15/46	1,284	1,268
Duke Energy Progress LLC	3.600%	9/15/47	1,500	1,453
El Paso Electric Co.	6.000%	5/15/35	699	822
El Paso Electric Co.	5.000%	12/1/44	663	722

Emera US Finance LP	4.750%	6/15/46	2,815	2,965
Entergy Arkansas LLC	4.200%	4/1/49	625	676
Entergy Louisiana LLC	3.050%	6/1/31	660	648
Entergy Louisiana LLC	4.000%	3/15/33	2,700	2,916
Entergy Louisiana LLC	4.950%	1/15/45	1,533	1,622
Entergy Louisiana LLC	4.200%	9/1/48	2,800	2,995
Entergy Louisiana LLC	4.200%	4/1/50	500	539
Entergy Mississippi LLC	3.850%	6/1/49	740	741
Entergy Texas Inc.	4.500%	3/30/39	250	272
Exelon Corp.	4.950%	6/15/35	1,905	2,096
Exelon Corp.	5.625%	6/15/35	986	1,159
Exelon Corp.	5.100%	6/15/45	2,430	2,761
Exelon Corp.	4.450%	4/15/46	1,346	1,425
Exelon Generation Co. LLC	6.250%	10/1/39	2,557	2,977
Exelon Generation Co. LLC	5.750%	10/1/41	1,070	1,175
Exelon Generation Co. LLC	5.600%	6/15/42	2,375	2,585
FirstEnergy Corp.	7.375%	11/15/31	4,405	5,910
FirstEnergy Corp.	4.850%	7/15/47	3,271	3,556
Florida Power & Light Co.	5.625%	4/1/34	650	825
Florida Power & Light Co.	4.950%	6/1/35	271	316
Florida Power & Light Co.	5.650%	2/1/37	537	681
Florida Power & Light Co.	5.950%	2/1/38	1,775	2,342
Florida Power & Light Co.	5.960%	4/1/39	2,200	2,935
Florida Power & Light Co.	5.690%	3/1/40	946	1,215
Florida Power & Light Co.	5.250%	2/1/41	1,024	1,264
Florida Power & Light Co.	4.125%	2/1/42	1,685	1,851
Florida Power & Light Co.	4.050%	6/1/42	2,605	2,771
Florida Power & Light Co.	3.800%	12/15/42	1,760	1,803
Florida Power & Light Co.	4.050%	10/1/44	597	643
Florida Power & Light Co.	3.700%	12/1/47	1,715	1,742
Florida Power & Light Co.	3.950%	3/1/48	1,710	1,807
Florida Power & Light Co.	4.125%	6/1/48	520	570
Florida Power & Light Co.	3.990%	3/1/49	2,700	2,881
Georgia Power Co.	4.750%	9/1/40	1,831	1,998
Georgia Power Co.	4.300%	3/15/42	2,773	2,862
Georgia Power Co.	4.300%	3/15/43	335	343
Iberdrola International BV	6.750%	7/15/36	804	1,018
Indiana Michigan Power Co.	6.050%	3/15/37	808	996
Indiana Michigan Power Co.	4.550%	3/15/46	1,293	1,429
Indiana Michigan Power Co.	3.750%	7/1/47	838	815
Indiana Michigan Power Co.	4.250%	8/15/48	875	918
Interstate Power & Light Co.	6.250%	7/15/39	740	966
Interstate Power & Light Co.	3.700%	9/15/46	188	177
ITC Holdings Corp.	5.300%	7/1/43	866	1,027
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	852	983
Kansas City Power & Light Co.	6.050%	11/15/35	250	313
Kansas City Power & Light Co.	5.300%	10/1/41	595	708
Kansas City Power & Light Co.	4.200%	6/15/47	590	630
Kansas City Power & Light Co.	4.200%	3/15/48	575	616
Kansas City Power & Light Co.	4.125%	4/1/49	1,000	1,065
Kentucky Utilities Co.	5.125%	11/1/40	1,547	1,868
Kentucky Utilities Co.	4.375%	10/1/45	1,350	1,500
Louisville Gas & Electric Co.	4.250%	4/1/49	1,500	1,628
MidAmerican Energy Co.	6.750%	12/30/31	1,315	1,777
MidAmerican Energy Co.	5.750%	11/1/35	623	785
MidAmerican Energy Co.	5.800%	10/15/36	685	859
MidAmerican Energy Co.	4.800%	9/15/43	761	879

MidAmerican Energy Co.	4.400%	10/15/44	1,000	1,109
MidAmerican Energy Co.	4.250%	5/1/46	1,926	2,086
MidAmerican Energy Co.	3.950%	8/1/47	375	391
MidAmerican Energy Co.	3.650%	8/1/48	1,145	1,134
MidAmerican Energy Co.	4.250%	7/15/49	2,300	2,518
Mississippi Power Co.	4.250%	3/15/42	931	937
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,140	1,647
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,517	1,668
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	900	1,009
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	2,575	2,843
Nevada Power Co.	6.650%	4/1/36	863	1,173
Nevada Power Co.	6.750%	7/1/37	886	1,224
Northern States Power Co.	6.250%	6/1/36	1,085	1,452
Northern States Power Co.	6.200%	7/1/37	711	960
Northern States Power Co.	5.350%	11/1/39	550	682
Northern States Power Co.	3.400%	8/15/42	925	892
Northern States Power Co.	4.125%	5/15/44	1,063	1,158
Northern States Power Co.	4.000%	8/15/45	825	885
Northern States Power Co.	3.600%	5/15/46	870	882
Northern States Power Co.	3.600%	9/15/47	2,563	2,587
NorthWestern Corp.	4.176%	11/15/44	1,019	1,089
NSTAR Electric Co.	5.500%	3/15/40	873	1,083
NSTAR Electric Co.	4.400%	3/1/44	265	293
Oglethorpe Power Corp.	5.950%	11/1/39	1,040	1,276
Oglethorpe Power Corp.	5.375%	11/1/40	1,451	1,710
Oglethorpe Power Corp.	5.250%	9/1/50	648	778
Ohio Edison Co.	6.875%	7/15/36	488	643
Ohio Power Co.	4.150%	4/1/48	1,000	1,066
Ohio Power Co.	4.000%	6/1/49	1,120	1,159
Oklahoma Gas & Electric Co.	4.150%	4/1/47	675	703
Oklahoma Gas & Electric Co.	3.850%	8/15/47	600	605
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,184	1,643
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	638	899
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	675	1,030
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,610	1,982
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	865	979
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,386	1,732
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,085	1,111
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,220	1,265
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	900	967
2 Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,300	1,337
PacifiCorp	3.500%	6/15/29	2,175	2,274
PacifiCorp	7.700%	11/15/31	335	472
PacifiCorp	5.250%	6/15/35	585	687
PacifiCorp	6.100%	8/1/36	1,690	2,216
PacifiCorp	5.750%	4/1/37	1,359	1,701
PacifiCorp	6.250%	10/15/37	1,315	1,739
PacifiCorp	6.350%	7/15/38	375	510
PacifiCorp	6.000%	1/15/39	252	325
PacifiCorp	4.100%	2/1/42	1,110	1,198
PacifiCorp	4.125%	1/15/49	2,362	2,505
PacifiCorp	4.150%	2/15/50	2,950	3,150
PECO Energy Co.	5.950%	10/1/36	533	688
PECO Energy Co.	4.150%	10/1/44	1,045	1,107
PECO Energy Co.	3.700%	9/15/47	450	450
PECO Energy Co.	3.900%	3/1/48	1,325	1,357
Potomac Electric Power Co.	6.500%	11/15/37	1,108	1,494

Potomac Electric Power Co.	4.150%	3/15/43	2,965	3,130
PPL Capital Funding Inc.	4.700%	6/1/43	1,255	1,344
PPL Capital Funding Inc.	5.000%	3/15/44	1,210	1,342
PPL Capital Funding Inc.	4.000%	9/15/47	2,375	2,310
PPL Electric Utilities Corp.	6.250%	5/15/39	320	432
PPL Electric Utilities Corp.	4.750%	7/15/43	100	117
PPL Electric Utilities Corp.	4.125%	6/15/44	860	916
PPL Electric Utilities Corp.	4.150%	10/1/45	400	433
PPL Electric Utilities Corp.	3.950%	6/1/47	1,891	1,979
PPL Electric Utilities Corp.	4.150%	6/15/48	815	886
Progress Energy Inc.	7.750%	3/1/31	1,378	1,899
Progress Energy Inc.	7.000%	10/30/31	858	1,129
Progress Energy Inc.	6.000%	12/1/39	1,665	2,088
PSEG Power LLC	8.625%	4/15/31	2,175	2,935
Public Service Co. of Colorado	6.250%	9/1/37	385	517
Public Service Co. of Colorado	6.500%	8/1/38	230	319
Public Service Co. of Colorado	3.600%	9/15/42	1,295	1,294
Public Service Co. of Colorado	4.300%	3/15/44	468	517
Public Service Co. of Colorado	3.800%	6/15/47	588	613
Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,333
Public Service Co. of Colorado	4.050%	9/15/49	1,185	1,263
Public Service Electric & Gas Co.	5.800%	5/1/37	913	1,158
Public Service Electric & Gas Co.	5.500%	3/1/40	475	602
Public Service Electric & Gas Co.	3.950%	5/1/42	555	581
Public Service Electric & Gas Co.	3.650%	9/1/42	955	953
Public Service Electric & Gas Co.	3.800%	1/1/43	1,470	1,521
Public Service Electric & Gas Co.	3.800%	3/1/46	1,401	1,441
Public Service Electric & Gas Co.	3.600%	12/1/47	1,335	1,344
Public Service Electric & Gas Co.	4.050%	5/1/48	100	108
Public Service Electric & Gas Co.	3.850%	5/1/49	1,200	1,245
Puget Sound Energy Inc.	6.274%	3/15/37	596	770
Puget Sound Energy Inc.	5.757%	10/1/39	1,200	1,547
Puget Sound Energy Inc.	5.795%	3/15/40	827	1,065
Puget Sound Energy Inc.	5.638%	4/15/41	678	852
Puget Sound Energy Inc.	4.300%	5/20/45	966	1,064
Puget Sound Energy Inc.	4.223%	6/15/48	1,825	1,949
San Diego Gas & Electric Co.	6.000%	6/1/39	629	765
San Diego Gas & Electric Co.	4.500%	8/15/40	981	1,041
San Diego Gas & Electric Co.	3.750%	6/1/47	865	819
San Diego Gas & Electric Co.	4.150%	5/15/48	555	559
Southern California Edison Co.	6.000%	1/15/34	498	590
Southern California Edison Co.	5.750%	4/1/35	277	319
Southern California Edison Co.	5.350%	7/15/35	1,076	1,198
Southern California Edison Co.	5.550%	1/15/36	220	245
Southern California Edison Co.	5.625%	2/1/36	1,665	1,876
Southern California Edison Co.	5.550%	1/15/37	1,475	1,644
Southern California Edison Co.	5.950%	2/1/38	1,232	1,443
Southern California Edison Co.	6.050%	3/15/39	1,125	1,327
Southern California Edison Co.	5.500%	3/15/40	1,045	1,200
Southern California Edison Co.	4.500%	9/1/40	831	841
Southern California Edison Co.	4.050%	3/15/42	2,275	2,219
Southern California Edison Co.	3.900%	3/15/43	395	370
Southern California Edison Co.	4.650%	10/1/43	2,871	3,003
Southern California Edison Co.	3.600%	2/1/45	209	187
Southern California Edison Co.	4.000%	4/1/47	2,315	2,235
Southern California Edison Co.	4.125%	3/1/48	3,170	3,098
Southern California Edison Co.	4.875%	3/1/49	1,100	1,201

Southern Co.	4.250%	7/1/36	1,137	1,147
Southern Co.	4.400%	7/1/46	5,800	5,954
Southern Power Co.	5.150%	9/15/41	1,148	1,227
Southern Power Co.	5.250%	7/15/43	960	1,060
Southern Power Co.	4.950%	12/15/46	1,110	1,156
Southwestern Electric Power Co.	6.200%	3/15/40	1,175	1,507
Southwestern Electric Power Co.	3.900%	4/1/45	742	735
Southwestern Electric Power Co.	3.850%	2/1/48	1,117	1,076
Southwestern Public Service Co.	4.500%	8/15/41	795	885
Southwestern Public Service Co.	3.400%	8/15/46	1,230	1,164
Southwestern Public Service Co.	3.700%	8/15/47	364	364
Southwestern Public Service Co.	4.400%	11/15/48	1,300	1,441
Tampa Electric Co.	4.100%	6/15/42	1,240	1,262
Tampa Electric Co.	4.350%	5/15/44	1,165	1,242
Tampa Electric Co.	4.300%	6/15/48	1,075	1,130
Tampa Electric Co.	4.450%	6/15/49	600	642
Toledo Edison Co.	6.150%	5/15/37	573	740
TransAlta Corp.	6.500%	3/15/40	785	827
Tucson Electric Power Co.	4.850%	12/1/48	760	857
Union Electric Co.	5.300%	8/1/37	578	695
Union Electric Co.	8.450%	3/15/39	895	1,410
Union Electric Co.	3.900%	9/15/42	827	850
Union Electric Co.	3.650%	4/15/45	1,165	1,134
Union Electric Co.	4.000%	4/1/48	800	849
Virginia Electric & Power Co.	6.000%	1/15/36	1,620	2,023
Virginia Electric & Power Co.	6.000%	5/15/37	2,393	3,048
Virginia Electric & Power Co.	6.350%	11/30/37	302	398
Virginia Electric & Power Co.	8.875%	11/15/38	1,443	2,336
Virginia Electric & Power Co.	4.000%	1/15/43	1,246	1,278
Virginia Electric & Power Co.	4.650%	8/15/43	1,658	1,882
Virginia Electric & Power Co.	4.450%	2/15/44	1,612	1,771
Virginia Electric & Power Co.	4.200%	5/15/45	2,200	2,325
Virginia Electric & Power Co.	4.000%	11/15/46	1,043	1,069
Virginia Electric & Power Co.	3.800%	9/15/47	1,350	1,347
Virginia Electric & Power Co.	4.600%	12/1/48	1,350	1,522
Westar Energy Inc.	4.125%	3/1/42	1,623	1,732
Westar Energy Inc.	4.100%	4/1/43	956	1,011
Westar Energy Inc.	4.250%	12/1/45	1,457	1,597
Wisconsin Electric Power Co.	5.625%	5/15/33	535	664
Wisconsin Electric Power Co.	5.700%	12/1/36	300	378
Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,166
Wisconsin Power & Light Co.	6.375%	8/15/37	799	1,086
Wisconsin Public Service Corp.	3.671%	12/1/42	420	421
Wisconsin Public Service Corp.	4.752%	11/1/44	1,013	1,165
Xcel Energy Inc.	6.500%	7/1/36	1,325	1,712

Natural Gas (1.0%)
Atmos Energy Corp.	5.500%	6/15/41	1,000	1,223
Atmos Energy Corp.	4.150%	1/15/43	1,247	1,320
Atmos Energy Corp.	4.125%	10/15/44	2,368	2,494
Atmos Energy Corp.	4.125%	3/15/49	1,990	2,133
CenterPoint Energy Resources Corp.	5.850%	1/15/41	689	846
CenterPoint Energy Resources Corp.	4.100%	9/1/47	659	674
KeySpan Corp.	5.803%	4/1/35	1,345	1,566
NiSource Finance Corp.	5.950%	6/15/41	1,072	1,299
NiSource Finance Corp.	5.250%	2/15/43	1,415	1,634
NiSource Finance Corp.	4.800%	2/15/44	2,116	2,262

NiSource Finance Corp.	5.650%	2/1/45	1,575	1,840
NiSource Finance Corp.	4.375%	5/15/47	2,435	2,568
NiSource Finance Corp.	3.950%	3/30/48	1,045	1,008
ONE Gas Inc.	4.658%	2/1/44	1,271	1,469
ONE Gas Inc.	4.500%	11/1/48	1,375	1,568
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	1,500	1,519
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	360
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	980	915
Sempra Energy	3.800%	2/1/38	3,675	3,468
Sempra Energy	6.000%	10/15/39	2,598	3,109
Sempra Energy	4.000%	2/1/48	3,175	2,978
Southern California Gas Co.	5.125%	11/15/40	115	136
Southern California Gas Co.	3.750%	9/15/42	675	687
Southern California Gas Co.	4.125%	6/1/48	700	752
Southern California Gas Co.	4.300%	1/15/49	890	995
Southern California Gas Co.	3.950%	2/15/50	1,200	1,228
Southern Co. Gas Capital Corp.	5.875%	3/15/41	445	541
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,605	1,678
Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,390	1,349
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,645	1,707
Southwest Gas Corp.	3.800%	9/29/46	550	530
Southwest Gas Corp.	4.150%	6/1/49	1,100	1,111
Washington Gas Light Co.	3.796%	9/15/46	1,013	1,002

Other Utility (0.3%)
American Water Capital Corp.	3.450%	6/1/29	1,000	1,016
American Water Capital Corp.	6.593%	10/15/37	1,273	1,715
American Water Capital Corp.	4.300%	12/1/42	865	903
American Water Capital Corp.	4.300%	9/1/45	1,115	1,185
American Water Capital Corp.	4.000%	12/1/46	425	424
American Water Capital Corp.	3.750%	9/1/47	1,803	1,750
American Water Capital Corp.	4.200%	9/1/48	1,950	2,037
American Water Capital Corp.	4.150%	6/1/49	1,600	1,654
Aqua America Inc.	4.276%	5/1/49	1,000	1,033
Veolia Environnement SA	6.750%	6/1/38	577	756
				550,947
Total Corporate Bonds (Cost $4,345,750)				4,504,520
Taxable Municipal Bonds (0.2%)
George Washington University	4.300%	9/15/44	860	986
George Washington University	4.126%	9/15/48	2,364	2,591
George Washington University	4.868%	9/15/45	215	266
Georgetown University	4.315%	4/1/49	817	949
Georgetown University	5.215%	10/1/18	659	817
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	3.652%	8/15/57	95	98
New York University Hospitals Center
Revenue	5.750%	7/1/43	745	991
President & Fellows of Harvard College	4.875%	10/15/40	443	556
President & Fellows of Harvard College	3.150%	7/15/46	1,490	1,492
Princeton University	5.700%	3/1/39	950	1,278
University of Southern California	5.250%	10/1/11	970	1,325
Total Taxable Municipal Bonds (Cost $10,346)				11,349

		Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)

4 Vanguard Market Liquidity Fund (Cost $13,962)	2.527%	139,604	13,963
Total Investments (99.2%) (Cost $4,374,383)			4,534,180
Other Assets and Liabilities-Net (0.8%)			35,324
Net Assets (100%)			4,569,504

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $107,823,000, representing 2.4% of net assets.
3 Securities with a value of $431,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value an
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2019	(5)	(879)	(9)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,348	—
Corporate Bonds	—	4,504,520	—
Taxable Municipal Bonds	—	11,349	—
Temporary Cash Investments	13,963	—	—
Futures Contracts—Assets1	18	—	—
Futures Contracts—Liabilities1	(227)	—	—
Total	13,754	4,520,217	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).